                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                         Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
			Pioneer Strategic Income Fund
			Schedule of Investments 6/30/17 (unaudited)

	Principal Amount ($) (l)	Floating Rate (b)					Value
			CONVERTIBLE CORPORATE BONDS - 0.6%
			Capital Goods - 0.2%
			Construction & Engineering - 0.1%
	3,873,000		Dycom Industries, Inc., 0.75%, 9/15/21				$4,492,680
			Electrical Components & Equipment - 0.1%
	12,566,000		General Cable Corp., 4.5%, 11/15/29 (Step)				$9,479,476
			Total Capital Goods				$13,972,156
			Health Care Equipment & Services - 0.1%
			Health Care Equipment - 0.1%
	3,855,000		Wright Medical Group, Inc., 2.0%, 2/15/20				$4,283,869
			Total Health Care Equipment & Services				$4,283,869
			Pharmaceuticals, Biotechnology & Life Sciences - 0.0%+
			Pharmaceuticals - 0.0%+
	2,235,000		Jazz Investments I, Ltd., 1.875%, 8/15/21				$2,444,531
			Total Pharmaceuticals, Biotechnology & Life Sciences				$2,444,531
			Software & Services - 0.3%
			Internet Software & Services - 0.2%
	5,070,000		WebMD Health Corp., 2.5%, 1/31/18				$5,225,269
	9,885,000		WebMD Health Corp., 2.625%, 6/15/23				9,674,944
							$14,900,213
			Application Software - 0.1%
	3,780,000		Synchronoss Technologies, Inc., 0.75%, 8/15/19				$3,505,950
			Total Software & Services				$18,406,163
			Semiconductors & Semiconductor Equipment - 0.0%+
			Semiconductors - 0.0%+
	2,051,820		LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK) (e)				$2,667
			Total Semiconductors & Semiconductor Equipment				$2,667
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $41,065,575)				$39,109,386

			PREFERRED STOCKS - 0.1%
			Transportation - 0.0%+
			Air Freight & Logistics - 0.0%+
	2,313		CEVA Group Plc, 0.0%, 12/31/14 *				$647,766
			Total Transportation				$647,766
			Diversified Financials - 0.0%+
			Consumer Finance - 0.0%+
	126,788	6.82	GMAC Capital Trust I, Floating Rate Note, 2/15/40				$3,321,846
			Total Diversified Financials				$3,321,846
			Real Estate - 0.1%
			Diversified REIT - 0.1%
	3,250		Firstar Realty LLC, 8.875% (Perpetual) (144A)				$4,021,875
			Total Real Estate				$4,021,875
			TOTAL PREFERRED STOCKS
			(Cost $9,087,241)				$7,991,487

			CONVERTIBLE PREFERRED STOCKS - 1.2%
			Banks - 1.2%
			Diversified Banks - 1.2%
	23,644		Bank of America Corp., 7.25% (Perpetual)				$29,838,492
	31,645		Wells Fargo & Co., 7.5% (Perpetual)				41,490,076
							$71,328,568
			Total Banks				$71,328,568
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $64,530,879)				$71,328,568
	Shares
			COMMON STOCKS - 0.1%
			Energy - 0.1%
			Oil & Gas Exploration & Production - 0.1%
	9,565,478		Ascent CNR Corp. Class A				$1,243,512
	19,684		Frontera Energy Corp.				518,957
	301		SilverBow Resources, Inc.				7,874
							$1,770,343
			Coal & Consumable Fuels - 0.0%+
	205		Contura Energy, Inc.				$13,428
			Total Energy				$1,783,771
			Capital Goods - 0.0%+
			Industrial Machinery - 0.0%+
	185,819		Liberty Tire Recycling LLC (c)				$1,858
			Total Capital Goods				$1,858
			Transportation - 0.0%+
			Air Freight & Logistics - 0.0%+
	1,069		CEVA Group Plc *				$267,175
			Total Transportation				$267,175
			Consumer Durables & Apparel - 0.0%+
			Homebuilding - 0.0%+
	1,018,282		Desarrolladora Homex SAB de CV *				$76,343
			Total Consumer Durables & Apparel				$76,343
			Retailing - 0.0%+
			Computer & Electronics Retail - 0.0%+
	111,548		Targus Cayman SubCo., Ltd. (c)				$108,202
			Total Retailing				$108,202
			Real Estate - 0.0%+
			Diversified Real Estate Activities - 0.0%+
	42,589		Five Point Holdings LLC				$628,614
			Total Real Estate				$628,614
			TOTAL COMMON STOCKS
			(Cost $5,919,262)				$2,865,963
	Principal Amount ($) (l)	Floating Rate (b)
			ASSET BACKED SECURITIES - 4.9%
	2,261,158		Ajax Mortgage Loan Trust 2016-B, 4.0%, 9/25/65 (Step) (144A)				$2,257,338
	1,800,000		American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)				1,801,646
	2,500,000		American Homes 4 Rent 2014-SFR2 Trust, 5.149%, 10/17/36 (144A)				2,684,828
	5,000,000		American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)				5,278,386
	4,100,000		American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)				4,377,768
	2,950,000		American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)				3,020,325
	6,613,000		Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)				6,509,531
	575,000		Ascentium Equipment Receivables 2016-2 Trust, 6.79%, 10/10/24 (144A)				606,877
	1,399,981		Axis Equipment Finance Receivables III LLC, 4.05%, 5/20/20 (144A)				1,336,750
	749,930		AXIS Equipment Finance Receivables IV LLC, 4.67%, 3/20/22 (144A)				747,548
	1,054,000	4.83	B2R Mortgage Trust 2015-1, Floating Rate Note, 5/15/48 (144A)				1,009,253
	4,470,000	4.00	Bayview Opportunity Master Fund IVa Trust 2017-SPL5, Floating Rate Note, 6/28/57 (144A)				4,714,271
	2,950,000	4.50	Bayview Opportunity Master Fund IVa Trust 2017-SPL5, Floating Rate Note, 6/28/57 (144A)				3,137,934
	5,635,000	4.25	Bayview Opportunity Master Fund IVb Trust 2016-SPL2, Floating Rate Note, 6/28/53 (144A)				5,830,305
	1,700,000	4.25	Bayview Opportunity Master Fund IVb Trust 2017-SPL3, Floating Rate Note, 11/28/53 (144A)				1,780,028
	1,700,000	4.75	Bayview Opportunity Master Fund IVb Trust 2017-SPL3, Floating Rate Note, 11/28/53 (144A)				1,797,750
	7,454,100	4.25	Bayview Opportunity Master Fund IVb Trust 2017-SPL4, Floating Rate Note, 1/25/55 (144A)				7,762,580
	6,709,591		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)				6,696,409
	5,666,869		Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)				5,672,049
	1,450,000	3.31	Colony American Homes 2014-1 REMICS, Floating Rate Note, 5/17/31 (144A)				1,456,026
	815,039	4.36	Colony American Homes 2014-2 REMICS, Floating Rate Note, 7/17/31 (144A)				820,906
	3,070,000		Conn Funding II LP, 5.11%, 5/15/20 (144A)				3,081,896
	1,476,710		Conn's Receivables Funding 2016-B LLC, 3.73%, 10/15/18 (144A)				1,479,060
	11,605,000	3.50	CSMC 2017-HL1 Trust, Floating Rate Note, 6/25/47 (144A)				11,835,287
	3,861,125		DB Master Finance LLC 2015-1, 3.98%, 2/20/45 (144A)				3,958,966
	6,591,563		Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)				6,657,017
	1,484,144		Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)				1,484,856
	1,559,527	4.01	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)				1,568,683
	250,000		Drug Royalty III LP 1, 3.6%, 4/15/27 (144A)				249,468
	1,800,000		DT Auto Owner Trust 2015-1, 4.26%, 2/15/22 (144A)				1,830,092
	1,750,000		Elm 2016-1 Trust, 4.163%, 6/20/25 (144A)				1,773,242
	1,200,000		Engs Commercial Finance Trust 2015-1, 4.5%, 12/22/22 (144A)				1,193,505
	2,000,000		Engs Commercial Finance Trust 2016-1, 5.22%, 1/22/24 (144A)				1,968,197
	473,552		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)				474,448
	264,760		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)				261,450
	2,234,506		GMAT 2013-1 Trust, 6.9669%, 8/25/53 (Step)				2,237,829
	1,045,777		Gold Key Resorts 2014-A LLC, 5.87%, 5/17/31 (144A)				1,048,140
	128,653	0.00	GreenPoint Home Equity Loan Trust 2004-2, Floating Rate Note, 1/15/30				126,602
	13,041,000		HOA Funding LLC, 4.846%, 8/22/44 (144A)				12,333,917
	109,912	1.39	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36				109,875
	2,500,000	4.77	Home Partners of America 2016-2 Trust, Floating Rate Note, 10/17/33 (144A)				2,586,814
	4,889,344		Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)				4,639,084
	1,438,167		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)				1,452,713
	1,500,000		Kabbage Asset Securitization LLC, 4.571%, 3/15/22 (144A)				1,534,490
	1,200,000		LEAF Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)				1,191,413
	1,600,000		LEAF Receivables Funding 10 LLC, 3.74%, 5/17/21 (144A)				1,580,885
	1,160,000		LEAF Receivables Funding 11 LLC, 5.5%, 4/15/23 (144A)				1,191,011
	500,000		LEAF Receivables Funding 11 LLC, 6.0%, 6/15/24 (144A)				500,050
	100,000		Leaf Receivables Funding 12 LLC, 4.47%, 7/15/22 (144A)				99,580
	2,700,000		Leaf Receivables Funding 12 LLC, 5.99%, 9/15/24 (144A)				2,751,401
	4,088,106	4.00	N/A, Floating Rate Note, 6/28/54 (144A)				4,271,724
	3,606,257		Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)				3,607,868
	2,500,000		Nationstar HECM Loan Trust 2017-1, 5.6631%, 5/25/27 (144A)				2,504,500
	99,797	1.37	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37				99,725
	7,368,900	4.00	New Residential Mortgage Loan Trust 2017-1, Floating Rate Note, 2/25/57 (144A)				7,660,971
	1,150,000		NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)				1,149,184
	3,250,000		Oxford Finance Funding 2016-1 LLC, 3.968%, 6/17/24 (144A)				3,224,288
	4,000,000		Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)				4,015,236
	2,500,000		Progress Residential 2015-SFR2 Trust, 3.684%, 6/14/32 (144A)				2,512,366
	1,098,516		RAMP Series 2004-RS1 Trust, 5.52082%, 1/25/34 (Step)				952,565
	2,993,003		SCF Equipment Trust 2016-1 LLC, 3.62%, 11/20/21 (144A)				3,007,781
	362,699	6.55	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)				361,763
	365,070		Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)				364,800
	277,194		Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)				277,396
	9,950,000	3.87	Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)				10,095,889
	4,400,000		Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)				4,357,211
	6,429,583		STORE Master Funding I LLC, 3.75%, 4/20/45 (144A)				6,510,937
	200,085	1.42	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36				199,300
	1,940,000		Tidewater Sales Finance Master Trust Series 2017-A, 6.56%, 5/15/21 (144A)				1,940,130
	11,350,000	3.25	Towd Point Mortgage Trust 2015-1, Floating Rate Note, 11/25/60 (144A)				11,344,250
	9,702,000	4.00	Towd Point Mortgage Trust 2015-3 REMICS, Floating Rate Note, 3/25/54 (144A)				9,866,120
	9,375,000	3.75	Towd Point Mortgage Trust 2015-6, Floating Rate Note, 4/25/55 (144A)				9,460,601
	7,750,000	3.75	Towd Point Mortgage Trust 2015-6, Floating Rate Note, 4/25/55 (144A)				7,578,744
	5,600,000	3.00	Towd Point Mortgage Trust 2016-2, Floating Rate Note, 8/25/55 (144A)				5,421,460
	5,425,000	3.00	Towd Point Mortgage Trust 2016-2, Floating Rate Note, 8/25/55 (144A)				4,993,976
	8,200,000	3.50	Towd Point Mortgage Trust 2017-1, Floating Rate Note, 10/25/56 (144A)				8,425,990
	12,720,000	3.25	Towd Point Mortgage Trust 2017-2, Floating Rate Note, 4/25/57 (144A)				12,963,863
	2,610,000	5.16	Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)				2,610,000
	2,400,000	N/A	Trafigura Securitisation Finance Plc 2017-1, Floating Rate Note, 12/15/20 (144A)				2,400,000
	1,898,597	2.92	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34				1,889,455
	752,702	1.48	Truman Capital Mortgage Loan Trust, Floating Rate Note, 3/25/36 (144A)				725,524
	5,801,870		VOLT LVIII LLC, 3.375%, 5/27/47 (Step) (144A)				5,799,695
	372,327		VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)				372,489
	2,284,594		VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)				2,290,193
	1,508,999		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)				1,514,524
	3,768,180		Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)				3,768,228
	2,289,239		Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)				2,294,309
	4,525,063		Westgate Resorts 2016-1 LLC, 4.5%, 12/20/28 (144A)				4,543,919
	1,132,031		Westgate Resorts 2017-1 LLC, 4.05%, 12/20/30 (144A)				1,137,313
							$297,012,766
			TOTAL ASSET BACKED SECURITIES
			(Cost $296,190,148)				$297,012,766

			COLLATERALIZED MORTGAGE OBLIGATIONS - 13.0%
	3,622,789	3.61	Agate Bay Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)				$3,508,058
	4,949,641	4.00	Agate Bay Mortgage Trust 2014-1 REMICS, Floating Rate Note, 7/25/44 (144A)				5,104,124
	7,440,204	3.50	Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)				7,520,707
	6,025,086	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)				6,090,277
	3,500,000		Banc of America Commercial Mortgage Trust 2017-BNK3, 3.574%, 2/15/50				3,619,643
	14,458,780	0.00	Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A)				14
	1,500,000	5.67	CCRESG Commercial Mortgage Trust 2016-HEAT, Floating Rate Note, 4/10/29 (144A)				1,523,640
	2,500,000	5.67	CCRESG Commercial Mortgage Trust 2016-HEAT, Floating Rate Note, 4/12/29 (144A)				2,443,324
	2,600,000	4.26	CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)				2,594,819
	226,881	3.70	Chase Mortgage Trust 2016-2, Floating Rate Note, 2/25/44 (144A)				230,073
	6,456,431	3.70	Chase Mortgage Trust 2016-2, Floating Rate Note, 2/25/44 (144A)				6,442,619
	1,212,451	3.05	CIM Trust 2015-4AG, Floating Rate Note, 11/25/57 (144A)				1,210,067
	4,181,115		Citigroup Commercial Mortgage Trust 2015-GC27 REMICS, 3.137%, 2/10/48				4,200,243
	1,450,000		Citigroup Commercial Mortgage Trust 2016-SMPL, 4.509%, 9/10/31				1,452,444
	2,825,718	3.99	Citigroup Mortgage Loan Trust 2013-A, Floating Rate Note, 5/25/42 (144A)				2,718,651
	2,362,443	3.53	Citigroup Mortgage Loan Trust 2013-J1 REMICS, Floating Rate Note, 10/25/43 (144A)				2,324,147
	7,268,098	5.46	Citigroup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/25/35 (144A)				7,250,462
	4,000,000		Colony American Finance 2016-1, Ltd., 5.972%, 6/15/48 (Step) (144A)				4,221,752
	2,567,099		COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46				2,589,037
	1,900,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45				1,978,305
	4,047,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45				4,086,062
	3,421,622		COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45				3,476,031
	2,531,000	5.34	COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 8/12/50 (144A)				2,694,379
	8,000,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46				8,085,579
	3,161,098	3.11	COMM 2014-FL4 Mortgage Trust, Floating Rate Note, 7/15/31 (144A)				3,181,289
	7,500,000	3.81	COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)				7,339,294
	1,000,000	4.70	COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48				1,055,079
	7,000,000		COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48				7,250,296
	5,600,000		Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45				5,662,348
	2,035,789	5.45	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/33				1,575,941
	5,150,000	3.74	CSAIL 2015-C4 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48				4,524,549
	3,000,000		CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49				2,977,361
	2,600,000		CSAIL 2016-C7 Commercial Mortgage Trust, 3.502%, 11/15/49				2,649,494
	5,282,379	3.31	CSMC Trust 2013-6, Floating Rate Note, 8/25/43 (144A)				5,120,360
	3,090,599	3.58	CSMC Trust 2013-7, Floating Rate Note, 8/25/43 (144A)				2,920,233
	2,587,723	3.47	CSMC Trust 2013-IVR1, Floating Rate Note, 3/25/43 (144A)				2,555,938
	2,902,376	3.48	CSMC Trust 2013-IVR4, Floating Rate Note, 7/25/43 (144A)				2,840,250
	2,756,394	3.84	CSMC Trust 2014-IVR2, Floating Rate Note, 4/25/44 (144A)				2,719,445
	4,316,207	3.50	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)				4,350,521
	4,418,515	3.75	CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)				4,174,022
	2,548,990	3.94	CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)				2,571,708
	2,383,363	4.01	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)				2,361,130
	2,847,736	3.50	CSMC Trust 2015-2, Floating Rate Note, 2/25/45 (144A)				2,883,888
	2,638,959	3.94	CSMC Trust 2015-2, Floating Rate Note, 2/25/45 (144A)				2,609,743
	2,265,021	3.50	CSMC Trust 2015-WIN1, Floating Rate Note, 12/25/44 (144A)				2,296,606
	2,659,998	3.91	CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)				2,147,583
	9,420,094	3.50	CSMLT 2015-2 Trust, Floating Rate Note, 8/28/45 (144A)				9,522,019
	5,815,081	3.48	EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)				5,883,273
	5,416,358	2.50	EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)				5,260,004
	1,623,699		Federal National Mortgage Association REMICS, 4.5%, 6/25/29				1,726,672
	5,027,335		Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45				5,059,033
	4,160,000	5.37	FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)				4,501,884
	5,450,000	5.05	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)				5,573,896
	5,000,000	3.87	FREMF Mortgage Trust 2012-K709, Floating Rate Note, 4/25/45 (144A)				5,123,273
	4,536,000	3.71	FREMF Mortgage Trust 2015-K45 REMICS, Floating Rate Note, 4/25/48 (144A)				4,327,540
	3,661,000	3.94	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)				3,762,690
	7,909,034	3.50	Galton Funding Mortgage Trust 2017-1, Floating Rate Note, 7/25/56 (144A)				7,991,834
	245,279		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				109,189
	2,378,973		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)				2,337,551
	1,034,950		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)				1,005,292
	4,197,069		Government National Mortgage Association, 3.0%, 4/20/41				4,280,610
	5,038,936		Government National Mortgage Association, 4.5%, 9/20/39				5,430,493
	4,500,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)				4,608,729
	7,305,000	2.74	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)				7,240,541
	800,000	N/A	Home Partners of America 2017-1 Trust, Floating Rate Note, 7/17/34 (144A)				802,056
	3,700,000	4.64	Hospitality Mortgage Trust, Floating Rate Note, 5/8/30 (144A)				3,707,526
	6,944,736	3.28	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)				7,132,810
	639,851	5.13	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42				637,933
	4,379,535		JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46				4,662,543
	4,000,000	3.98	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)				4,148,471
	4,800,000	2.51	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)				4,821,594
	5,566,356	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)				5,544,830
	3,690,528	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)				3,744,299
	2,889,473	3.66	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/26/43 (144A)				2,815,693
	1,356,028	3.41	JP Morgan Mortgage Trust 2013-3 REMICS, Floating Rate Note, 7/25/43 (144A)				1,325,207
	3,630,808	3.75	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)				3,485,623
	2,928,468	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)				2,963,814
	1,229,607	4.00	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)				1,267,985
	2,292,875	3.00	JP Morgan Mortgage Trust 2014-5 REMICS, Floating Rate Note, 10/25/29 (144A)				2,078,756
	3,782,090	3.05	JP Morgan Mortgage Trust 2014-IVR3 REMICS, Floating Rate Note, 9/25/44 (144A)				3,477,053
	2,837,923	3.02	JP Morgan Mortgage Trust 2014-IVR3, Floating Rate Note, 9/26/44 (144A)				2,842,792
	4,162,744	4.06	JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)				4,249,875
	2,080,639	3.50	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)				2,109,653
	14,520,605	3.00	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)				14,195,516
	7,991,736	3.50	JP Morgan Mortgage Trust 2016-1, Floating Rate Note, 5/25/46 (144A)				8,038,248
	2,394,846	2.68	JP Morgan Mortgage Trust 2016-2 REMICS, Floating Rate Note, 6/25/46 (144A)				2,129,188
	1,794,788	2.68	JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)				1,770,172
	2,943,879	2.68	JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)				2,912,593
	2,026,763	2.68	JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)				1,919,815
	12,100,080	3.50	JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)				12,268,816
	5,273,962	3.38	JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)				5,273,819
	12,127,593	3.50	JP Morgan Mortgage Trust 2016-4, Floating Rate Note, 10/25/46 (144A)				12,196,330
	10,286,153	3.50	JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)				10,294,588
	7,311,738	3.50	JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)				7,409,131
	1,845,000	3.50	JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)				1,854,282
	7,950,000	3.50	JP Morgan Mortgage Trust 2017-2, Floating Rate Note, 5/25/47 (144A)				7,986,021
	5,790,000	3.50	JP Morgan Mortgage Trust 2017-2, Floating Rate Note, 5/25/47 (144A)				5,874,129
	5,500,000	3.76	JP Morgan Mortgage Trust 2017-2, Floating Rate Note, 5/25/47 (144A)				5,518,146
	6,787,863	2.60	JP Morgan Mortgage Trust, Floating Rate Note, 12/25/46 (144A)				6,773,756
	8,006,484	2.60	JP Morgan Mortgage Trust, Floating Rate Note, 12/25/46 (144A)				7,914,918
	4,218,797	2.62	JP Morgan Trust 2015-1 REMICS, Floating Rate Note, 12/25/44 (144A)				4,166,535
	7,298,252	2.62	JP Morgan Trust 2015-1 REMICS, Floating Rate Note, 12/27/44 (144A)				6,806,565
	2,070,501	2.87	JP Morgan Trust 2015-5, Floating Rate Note, 5/25/45 (144A)				1,938,372
	1,900,000	2.87	JP Morgan Trust 2015-5, Floating Rate Note, 5/25/45 (144A)				1,808,716
	7,736,177	3.50	JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)				7,769,114
	2,800,000		JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47				2,930,382
	8,000,000		JPMBB Commercial Mortgage Securities Trust 2015-C30, 3.8218%, 7/15/48				8,395,826
	2,770,000	3.22	JPMCC Re-REMIC Trust 2014-FRR1, Floating Rate Note, 4/27/44 (144A)				2,737,425
	5,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, 3.1413%, 12/15/49				5,002,708
	1,904,846		La Hipotecaria El Salvadorian Mortgage Trust 2016-1, 3.3575%, 1/15/46 (144A)				1,927,533
	1,002,474	2.25	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)				1,037,874
	260,258	5.53	LB-UBS Commercial Mortgage Trust 2007-C1, Floating Rate Note, 2/15/40				260,006
	207,754	1.24	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-1, Floating Rate Note, 4/25/31 (144A)				206,097
	8,410,000	3.35	LSTAR Commercial Mortgage Trust 2015-3, Floating Rate Note, 4/20/48 (144A)				8,388,916
	7,840,000	3.25	Mill City Mortgage Loan Trust 2017-2, Floating Rate Note, 8/25/56 (144A)				7,927,330
	5,150,000	3.25	Mill City Mortgage Loan Trust 2017-2, Floating Rate Note, 8/25/56 (144A)				5,038,653
	3,337,000	4.99	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14, Floating Rate Note, 2/15/47				3,504,770
	3,350,000		Morgan Stanley Capital I Trust 2014-150E REMICS, 4.012%, 9/10/32 (144A)				3,532,537
	3,000,000	3.36	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)				3,003,859
	1,000,000	3.00	Morgan Stanley Capital I Trust 2016-BNK2, Floating Rate Note, 11/15/49 (144A)				804,521
	4,100,000		Morgan Stanley Capital I Trust 2016-UBS9, 3.0%, 3/15/49 (144A)				3,261,248
	5,325,156	2.97	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)				5,231,510
	1,744,999	2.97	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)				1,700,256
	2,908,332	2.97	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)				2,808,607
	2,564,000	2.97	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)				2,469,335
	3,949,815	4.00	New Residential Mortgage Loan Trust 2017-2, Floating Rate Note, 3/25/57 (144A)				4,112,607
	8,242,765	4.00	New Residential Mortgage Loan Trust 2017-2, Floating Rate Note, 3/25/57 (144A)				8,563,919
	4,517,259	3.31	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)				3,853,215
	2,773,515	3.50	Oaks Mortgage Trust Series 2015-2, Floating Rate Note, 10/25/45 (144A)				2,803,525
	1,589,584	3.89	Oaks Mortgage Trust Series 2015-2, Floating Rate Note, 10/25/45 (144A)				1,475,884
	91,430		RALI Series 2003-QS14 Trust, 5.0%, 7/25/18				91,536
	3,564,286	2.52	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)				3,322,324
	10,208,086		Seasoned Credit Risk Transfer Trust Series 2017-1, 2.0%, 1/25/56 (Step)				9,582,322
	9,342,902		Seasoned Credit Risk Transfer Trust Series 2017-1, 3.0%, 9/25/55				9,364,056
	2,635,505	3.90	Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42				2,629,025
	6,204,035	2.50	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42				5,959,851
	3,062,820	3.66	Sequoia Mortgage Trust 2013-11 REMICS, Floating Rate Note, 9/25/43 (144A)				3,019,861
	4,560,991	1.87	Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43				4,367,327
	8,276,224	2.00	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43				7,797,303
	1,913,288	2.33	Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43				1,841,309
	6,412,602	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43				6,216,245
	5,107,870	2.50	Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)				4,955,632
	12,687,560	3.00	Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)				12,635,801
	4,834,658	3.51	Sequoia Mortgage Trust 2013-5, Floating Rate Note, 5/25/43 (144A)				4,828,477
	12,406,225	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43				12,041,110
	4,436,507	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43				4,386,077
	1,636,511	2.25	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43				1,576,613
	5,369,415	3.00	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43				5,298,378
	2,093,092		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)				2,089,575
	3,869,032		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)				3,852,141
	4,902,950		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)				4,823,254
	5,724,818	4.00	Sequoia Mortgage Trust 2014-1 REMICS, Floating Rate Note, 4/25/44 (144A)				5,886,321
	3,635,862	3.50	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)				3,675,202
	3,143,518	3.74	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)				3,061,924
	9,914,665	3.50	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)				10,065,690
	476,327	3.72	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)				447,128
	7,375,952	3.50	Sequoia Mortgage Trust 2017-1, Floating Rate Note, 2/25/47 (144A)				7,464,694
	3,925,123	3.50	Sequoia Mortgage Trust 2017-2, Floating Rate Note, 3/25/47 (144A)				4,015,676
	5,789,557	3.50	Sequoia Mortgage Trust 2017-2, Floating Rate Note, 3/25/47 (144A)				5,787,067
	4,212,316	3.50	Sequoia Mortgage Trust 2017-3, Floating Rate Note, 4/25/47 (144A)				4,210,668
	3,480,939	3.85	Sequoia Mortgage Trust 2017-3, Floating Rate Note, 4/25/47 (144A)				3,436,980
	3,000,000	3.50	Sequoia Mortgage Trust 2017-4, Floating Rate Note, 7/25/47 (144A)				3,067,969
	3,500,000	3.98	Sequoia Mortgage Trust 2017-4, Floating Rate Note, 7/25/47 (144A)				3,612,656
	3,646,850	3.75	SGR Residential Mortgage Trust 2016-1, Floating Rate Note, 11/25/46 (144A)				3,688,470
	3,118,018	3.84	Shellpoint Co-Originator Trust 2015-1, Floating Rate Note, 8/25/45 (144A)				3,013,064
	7,942,011	3.50	Shellpoint Co-Originator Trust 2016-1, Floating Rate Note, 11/25/46 (144A)				8,015,690
	10,272,255	3.50	Shellpoint Co-Originator Trust 2017-1, Floating Rate Note, 4/25/44 (144A)				10,327,899
	2,175,000	3.50	Towd Point Mortgage Trust 2016-1 REMICS, Floating Rate Note, 2/25/55 (144A)				2,106,733
	3,100,000	4.00	Towd Point Mortgage Trust 2016-3, Floating Rate Note, 8/25/55 (144A)				3,082,549
	1,900,000	3.00	Towd Point Mortgage Trust 2016-4, Floating Rate Note, 7/25/56 (144A)				1,894,183
	2,274,000	5.88	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)				2,333,234
	2,100,000	6.03	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43				2,096,165
	4,225,000		Wells Fargo Commercial Mortgage Trust 2010-C1, 4.0%, 11/18/43 (144A)				3,611,022
	3,525,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/15/50				3,579,125
	7,000,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50				7,310,691
	2,497,285		WFRBS Commercial Mortgage Trust 2011-C3, 3.998%, 3/15/44 (144A)				2,548,314
	6,237,695	3.92	WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)				6,272,099
	2,710,626	3.92	WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)				2,690,736
	3,771,114	3.98	WinWater Mortgage Loan Trust 2014-3, Floating Rate Note, 11/20/44 (144A)				3,653,944
	11,204,839	3.50	WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)				11,378,598
	3,140,725	3.76	WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)				2,939,956
	4,433,466	3.87	WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/20/46 (144A)				4,187,836
	4,113,700	3.50	WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/22/46 (144A)				4,163,352
							$788,795,736
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $791,041,931)				$788,795,736

			CORPORATE BONDS - 38.0%
			Energy - 5.8%
			Oil & Gas Drilling - 0.4%
	22,677,000		Rowan Companies, Inc., 5.85%, 1/15/44				$16,837,672
	7,420,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23				6,900,600
							$23,738,272
			Integrated Oil & Gas - 0.4%
	6,225,000		Petrobras Global Finance BV, 7.375%, 1/17/27				$6,586,050
	16,555,000		Petroleos Mexicanos, 3.5%, 1/30/23				15,867,968
MXN	14,965,000		Petroleos Mexicanos, 7.19%, 9/12/24 (144A)				746,435
							$23,200,453
			Oil & Gas Exploration & Production - 1.2%
	3,330,000		Antero Resources Corp., 5.0%, 3/1/25 (144A)				$3,230,100
	5,785,000		Antero Resources Corp., 5.125%, 12/1/22				5,797,611
	2,350,000		Antero Resources Corp., 5.625%, 6/1/23				2,379,375
	10,579,000		Canadian Natural Resources, Ltd., 6.25%, 3/15/38				12,330,121
	4,536,000		Canadian Natural Resources, Ltd., 6.75%, 2/1/39				5,404,816
	3,013,000		Cobalt International Energy, Inc., 10.75%, 12/1/21 (144A)				2,847,285
	1,795,000		Continental Resources, Inc., 4.5%, 4/15/23				1,714,225
	8,886,000		Denbury Resources, Inc., 4.625%, 7/15/23				4,709,580
	2,300,000		Denbury Resources, Inc., 5.5%, 5/1/22				1,288,000
	8,796,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)				8,290,230
	1,075,000		MEG Energy Corp., 6.5%, 1/15/25 (144A)				978,250
	6,125,000		Newfield Exploration Co., 5.625%, 7/1/24				6,385,312
	2,860,000		Noble Energy, Inc., 5.625%, 5/1/21				2,941,973
	6,690,000		PDC Energy, Inc., 7.75%, 10/15/22				6,940,875
	4,815,000		Sanchez Energy Corp., 6.125%, 1/15/23				3,852,000
	1,025,000		Sanchez Energy Corp., 7.75%, 6/15/21				927,625
	1,325,000		SM Energy Co., 6.5%, 1/1/23				1,262,062
	2,135,000		SM Energy Company, 6.125%, 11/15/22				2,028,250
							$73,307,690
			Oil & Gas Refining & Marketing - 0.5%
	7,108,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21				$6,148,420
	10,465,000		EnLink Midstream Partners LP, 4.4%, 4/1/24				10,624,058
	9,480,000		Tesoro Corp., 5.375%, 10/1/22				9,811,800
	4,905,000		Valero Energy Corp., 6.625%, 6/15/37				6,058,166
							$32,642,444
			Oil & Gas Storage & Transportation - 3.3%
	19,158,000		Boardwalk Pipelines LP, 4.95%, 12/15/24				$20,295,621
	2,000,000		Boardwalk Pipelines LP, 5.95%, 6/1/26				2,227,026
	4,290,000		DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)				4,794,075
	8,250,000		Enable Midstream Partners LP, 3.9%, 5/15/24				8,181,393
	13,820,000		Enbridge Energy Partners LP, 7.375%, 10/15/45				17,600,143
	1,075,000		Energy Transfer Equity LP, 5.5%, 6/1/27				1,112,625
	5,845,000		Energy Transfer Equity LP, 5.875%, 1/15/24				6,195,700
	3,683,000	4.88	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66				3,696,811
	19,498,000		Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46				19,579,970
	8,785,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45				9,309,684
	17,410,000		MPLX LP, 4.875%, 12/1/24				18,561,950
	9,425,000		ONEOK, Inc., 6.875%, 9/30/28				10,226,125
	4,010,000		ONEOK, Inc., 7.5%, 9/1/23				4,781,925
	17,750,000		Plains All American Pipeline LP, 4.65%, 10/15/25				18,193,572
	7,260,000		Sabine Pass Liquefaction LLC, 5.0%, 3/15/27				7,728,067
	2,670,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21				2,906,757
	3,400,000		Sabine Pass Liquefaction LLC, 5.625%, 3/1/25				3,750,401
	2,140,000		Spectra Energy Capital LLC, 6.75%, 7/15/18				2,234,293
	3,715,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42				3,903,455
	9,220,000		Targa Resources Partners LP, 4.125%, 11/15/19				9,323,725
	8,175,000		The Williams Companies, Inc., 7.5%, 1/15/31				9,687,375
	8,690,000		The Williams Companies, Inc., 7.75%, 6/15/31				10,341,100
	5,660,000		Williams Partners LP, 5.1%, 9/15/45				5,863,771
							$200,495,564
			Coal & Consumable Fuels - 0.0%+
	1,860,000		Alpha Natural Resources, Inc., 6.25%, 6/1/21 (e)				$9,300
			Total Energy				$353,393,723
			Materials - 1.8%
			Commodity Chemicals - 0.1%
	1,995,000		NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)				$1,987,519
	4,005,000		NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)				3,984,975
							$5,972,494
			Diversified Chemicals - 0.1%
	6,600,000		CF Industries, Inc., 3.45%, 6/1/23				$6,237,000
			Fertilizers & Agricultural Chemicals - 0.4%
	22,250,000		Agrium, Inc., 5.25%, 1/15/45				$25,259,402
			Construction Materials - 0.1%
	1,790,000		Cemex SAB de CV, 7.75%, 4/16/26 (144A)				$2,047,312
			Metal & Glass Containers - 0.1%
EUR	2,155,000		Ardagh Packaging Finance Plc, 6.75%, 5/15/24 (144A)				$2,747,583
			Paper Packaging - 0.2%
	10,035,000		International Paper Co., 6.0%, 11/15/41				$12,237,652
			Aluminum - 0.1%
	7,325,000		Rusal Capital DAC, 5.125%, 2/2/22 (144A)				$7,326,531
			Diversified Metals & Mining - 0.3%
	6,230,000		Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)				$6,354,600
	1,338,000		Rain CII Carbon LLC, 7.25%, 4/1/25 (144A)				1,381,485
	5,850,000		Vedanta Resources Plc, 6.0%, 1/31/19 (144A)				6,040,125
	1,775,000		Vedanta Resources Plc, 6.375%, 7/30/22 (144A)				1,780,680
	2,000,000		Vedanta Resources Plc, 7.125%, 5/31/23				2,057,100
							$17,613,990
			Precious Metals & Minerals - 0.1%
	6,550,000		Fresnillo Plc, 5.5%, 11/13/23 (144A)				$7,262,312
			Steel - 0.1%
	6,250,000		Samarco Mineracao SA, 4.125%, 11/1/22 (144A) (e)				$3,546,875
			Forest Products - 0.1%
	8,120,000		Eldorado Intl. Finance GmbH, 8.625%, 6/16/21 (144A)				$7,981,960
			Paper Products - 0.0%+
EUR	1,325,000		Sappi Papier Holding GmbH, 4.0%, 4/1/23 (144A)				$1,587,194
			Total Materials				$99,820,305
			Capital Goods - 1.4%
			Aerospace & Defense - 0.5%
	5,025,000		Embraer Netherlands Finance BV, 5.4%, 2/1/27				$5,251,125
	6,435,000		Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (144A)				7,207,200
	15,170,000		Rockwell Collins, Inc., 3.2%, 3/15/24				15,377,101
EUR	1,850,000		TA MFG., Ltd., 3.625%, 4/15/23				2,174,873
							$30,010,299
			Building Products - 0.7%
	5,850,000		Elementia SAB de CV, 5.5%, 1/15/25 (144A)				$5,937,750
	10,275,000		Masco Corp., 4.375%, 4/1/26				10,960,342
	9,445,000		Owens Corning, 3.4%, 8/15/26				9,304,307
	5,975,000		Owens Corning, 4.2%, 12/1/24				6,256,333
	9,250,000		Standard Industries, Inc., 5.375%, 11/15/24 (144A)				9,747,188
							$42,205,920
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	1,900,000		Meritor, Inc., 6.25%, 2/15/24				$1,980,750
			Industrial Machinery - 0.0%+
	1,080,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)				$1,113,750
			Trading Companies & Distributors - 0.1%
	6,865,000		GATX Corp., 6.0%, 2/15/18				$7,040,195
			Total Capital Goods				$82,350,914
			Commercial Services & Supplies - 0.2%
			Research & Consulting Services - 0.2%
	9,412,000		Verisk Analytics, Inc., 5.5%, 6/15/45				$10,456,713
			Total Commercial Services & Supplies				$10,456,713
			Transportation - 0.7%
			Airlines - 0.4%
	42,313		Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18				$43,583
	200,000		Continental Airlines 2012-3 Class C Pass Through Trust, 6.125%, 4/29/18				205,000
	1,263,555		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19				1,312,518
	3,400,000		Delta Air Lines, Inc., 2.875%, 3/13/20				3,444,456
	5,102,118		Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)				5,227,120
	15,172,068		Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 8/15/29				15,048,112
							$25,280,789
			Marine - 0.2%
	2,350,000		Far East Capital, Ltd. SA, 8.0%, 5/2/18 (e)				$1,645,470
	8,840,000		Pelabuhan Indonesia II PT, 4.25%, 5/5/25 (144A)				8,992,932
							$10,638,402
			Trucking - 0.0%+
	3,343,796		Inversiones Alsacia SA, 8.0%, 12/31/18 (144A) (e)				$117,033
			Highways & Railtracks - 0.1%
MXN	87,500,000		Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)				$4,635,899
			Total Transportation				$40,672,123
			Automobiles & Components - 0.6%
			Automobile Manufacturers - 0.6%
	15,325,000		Ford Motor Co., 4.346%, 12/8/26				$15,776,168
	15,110,000		General Motors Co., 6.6%, 4/1/36				17,506,763
							$33,282,931
			Total Automobiles & Components				$33,282,931
			Consumer Durables & Apparel - 0.4%
			Homebuilding - 0.3%
	5,230,000		CalAtlantic Group, Inc., 5.375%, 10/1/22				$5,635,325
	5,985,000		KB Home, 7.625%, 5/15/23				6,718,162
	1,500,000		KB Home, Inc., 8.0%, 3/15/20				1,687,500
	2,685,000		Meritage Homes Corp., 7.0%, 4/1/22				3,054,188
	3,270,000		Toll Brothers Finance Corp., 4.875%, 11/15/25				3,392,625
							$20,487,800
			Housewares & Specialties - 0.1%
	5,274,000		Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)				$5,764,482
			Total Consumer Durables & Apparel				$26,252,282
			Consumer Services - 0.5%
			Casinos & Gaming - 0.3%
	6,426,000		International Game Technology Plc, 6.5%, 2/15/25 (144A)				$7,052,535
	30,513		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)				372
	8,470,000		Scientific Games International, Inc., 10.0%, 12/1/22				9,285,238
							$16,338,145
			Leisure Facilities - 0.1%
EUR	4,975,000		Cirsa Funding Luxembourg SA, 5.875%, 5/15/23				$5,964,862
			Education Services - 0.1%
	4,025,000		Massachusetts Institute of Technology, 5.6%, 7/1/11				$5,257,817
			Total Consumer Services				$27,560,824
			Media - 0.9%
			Cable & Satellite - 0.9%
	6,225,000		Altice US Finance I Corp., 5.5%, 5/15/26 (144A)				$6,536,250
	18,255,000		Charter Communications Operating LLC, 6.384%, 10/23/35				21,638,619
	15,250,000		Cox Communications, Inc., 3.35%, 9/15/26 (144A)				14,974,676
	1,345,000		CSC Holdings LLC, 5.5%, 4/15/27 (144A)				1,422,338
	4,350,000		SFR Group SA, 6.0%, 5/15/22 (144A)				4,551,188
	3,945,000		Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)				4,083,075
	2,000,000		Time Warner Cable LLC, 6.55%, 5/1/37				2,388,232
							$55,594,378
			Total Media				$55,594,378
			Retailing - 0.3%
			Internet Retail - 0.3%
	9,810,000		Expedia, Inc., 4.5%, 8/15/24				$10,323,544
	7,110,000		Expedia, Inc., 5.95%, 8/15/20				7,769,751
							$18,093,295
			Total Retailing				$18,093,295
			Food & Staples Retailing - 0.1%
			Drug Retail - 0.1%
	5,096,883		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)				$5,791,582
	881,033		CVS Pass-Through Trust, 6.036%, 12/10/28				993,849
							$6,785,431
			Total Food & Staples Retailing				$6,785,431
			Food, Beverage & Tobacco - 1.1%
			Packaged Foods & Meats - 0.7%
	1,120,000		CFG Investment SAC, 9.75%, 7/30/19 (144A) (e)				$1,052,800
	4,600,000		JBS Investments GmbH, 7.75%, 10/28/20 (144A)				4,357,580
	4,650,000		JBS USA LUX SA, 8.25%, 2/1/20 (144A)				4,650,000
	12,750,000		Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)				13,052,812
	873,000		Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)				886,270
	4,700,000		MHP SA, 8.25%, 4/2/20 (144A)				4,959,797
	3,325,000		Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)				3,237,719
	9,120,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)				9,541,800
							$41,738,778
			Tobacco - 0.4%
	4,420,000		Alliance One International Inc., 8.5%, 4/15/21				$4,607,850
	5,100,000		Alliance One International, Inc., 9.875%, 7/15/21				4,437,000
	13,728,000		Reynolds American, Inc., 4.45%, 6/12/25				14,707,493
							$23,752,343
			Total Food, Beverage & Tobacco				$65,491,121
			Health Care Equipment & Services - 1.3%
			Health Care Distributors - 0.1%
	10,371,000		Cardinal Health, Inc., 3.079%, 6/15/24				$10,396,015
			Health Care Services - 0.2%
	2,500,000		MEDNAX, Inc., 5.25%, 12/1/23 (144A)				$2,575,000
	7,871,000		Universal Hospital Services, Inc., 7.625%, 8/15/20				7,998,904
							$10,573,904
			Health Care Facilities - 0.4%
	9,505,000		CHS, 6.875%, 2/1/22				$8,304,994
	2,775,000		HCA, Inc., 5.875%, 5/1/23				3,021,281
	4,270,000		Kindred Healthcare Inc., 6.375%, 4/15/22				4,205,950
	4,810,000		Kindred Healthcare, Inc., 8.0%, 1/15/20				5,050,500
	4,215,000		RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)				4,520,588
							$25,103,313
			Managed Health Care - 0.6%
	3,670,000		Centene Corp., 4.75%, 5/15/22				$3,830,562
	5,850,000		Centene Corp., 5.625%, 2/15/21				6,098,625
	3,905,000		Centene Corp., 6.125%, 2/15/24				4,222,008
	4,920,000		Humana, Inc., 3.95%, 3/15/27				5,127,408
	14,730,000		Molina Healthcare, Inc., 5.375%, 11/15/22				15,595,388
							$34,873,991
			Total Health Care Equipment & Services				$80,947,223
			Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
			Biotechnology - 0.5%
	4,600,000		AbbVie, Inc., 2.85%, 5/14/23				$4,589,733
	11,845,000		AbbVie, Inc., 3.2%, 5/14/26				11,705,122
	13,950,000		Biogen, Inc., 4.05%, 9/15/25				14,728,257
							$31,023,112
			Pharmaceuticals - 0.9%
	1,975,000		Endo Dac, 6.0%, 2/1/25 (144A)				$1,609,625
	7,759,000		Endo Finance LLC, 5.375%, 1/15/23 (144A)				6,478,765
	660,000		Horizon Pharma, Inc., 6.625%, 5/1/23				620,400
	15,515,000		Mylan NV, 3.95%, 6/15/26				15,720,403
	9,160,000		Perrigo Finance Unlimited Co., 3.9%, 12/15/24				9,300,936
	5,718,000		Perrigo Finance Unlimited Co., 4.375%, 3/15/26				5,897,225
EUR	8,100,000		Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23				7,584,623
EUR	4,905,000		Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23 (144A)				4,592,911
							$51,804,888
			Total Pharmaceuticals, Biotechnology & Life Sciences				$82,828,000
			Banks - 6.7%
			Diversified Banks - 6.4%
INR	267,250,000		Asian Development Bank, 5.9%, 12/20/22				$4,128,272
INR	575,360,000		Asian Development Bank, 6.2%, 10/6/26				9,098,621
INR	458,660,000		Asian Development Bank, 6.45%, 8/8/21				7,229,147
	8,110,000		Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)				8,471,779
	6,400,000	7.38	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)				7,072,000
	8,210,000	6.88	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)				9,297,825
	2,915,000	3.80	Banco Nacional de Comercio Exterior SNC Cayman Islands, Floating Rate Note, 8/11/26 (144A)				2,907,712
	5,000,000		Banco Nacional de Costa Rica, 4.875%, 11/1/18 (144A)				5,086,600
	14,685,000		Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)				15,561,107
	8,700,000		Barclays Plc, 4.375%, 1/12/26				9,040,309
	1,250,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)				1,297,500
	11,650,000		BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)				12,829,562
	593,500	5.35	BBVA Bancomer SA Texas, Floating Rate Note, 11/12/29 (144A)				600,919
	22,009,000	7.62	BNP Paribas SA, Floating Rate Note (Perpetual) (144A)				24,209,900
	11,400,000		BPCE SA, 4.875%, 4/1/26 (144A)				12,037,545
	3,900,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)				4,173,975
	16,421,000	6.25	Citigroup, Inc., Floating Rate Note (Perpetual)				18,217,047
	4,150,000		Cooperatieve Rabobank UA, 3.75%, 7/21/26				4,149,315
	24,000,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22				24,935,544
	4,329,000	6.12	Danske Bank AS, Floating Rate Note(Perpetual)				4,523,805
	3,895,000		Finansbank AS, 4.875%, 5/19/22 (144A)				3,855,583
	7,300,000	6.88	HSBC Holdings Plc, Floating Rate Note (Perpetual)				7,884,000
	7,000,000	6.00	HSBC Holdings Plc, Floating Rate Note (Perpetual)				7,238,000
	14,374,000	6.50	ING Groep NV, Floating Rate Note, 12/29/49				15,104,199
INR	208,750,000		Inter-American Development Bank, 6.0%, 9/5/17				3,225,226
NZD	56,560,000		International Bank for Reconstruction & Development, 3.5%, 1/22/21				42,186,754
NZD	11,030,000		International Bank for Reconstruction & Development, 4.625%, 10/6/21				8,559,662
INR	291,650,000		International Bank for Reconstruction & Development, 5.75%, 10/28/19				4,518,950
	2,400,000	N/A	International Bank for Reconstruction & Development, Floating Rate Note, 7/15/20				2,400,000
	6,074,000		JPMorgan Chase & Co., 5.625%, 8/16/43				7,297,267
	7,200,000		Lloyds Banking Group Plc, 4.65%, 3/24/26				7,502,537
EUR	1,395,000	6.38	Lloyds Banking Group Plc, Floating Rate Note (Perpetual)				1,704,953
	11,800,000		Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)				12,427,500
	17,800,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)				18,876,366
	3,000,000	4.00	Oversea-Chinese Banking Corp, Ltd., Floating Rate Note, 10/15/24 (144A)				3,077,766
	14,175,000	8.62	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)				15,450,750
	11,145,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)				11,421,953
	4,725,000	7.38	Societe Generale SA, Floating Rate Note (Perpetual) (144A)				5,079,375
	13,752,000		Standard Chartered Plc, 3.95%, 1/11/23 (144A)				13,869,181
	3,000,000	6.12	Turkiye Garanti Bankasi AS, Floating Rate Note, 5/24/27 (144A)				2,969,796
	6,000,000		Turkiye Is Bankasi, 6.125%, 4/25/24 (144A)				6,073,920
							$385,592,222
			Regional Banks - 0.1%
	6,843,000		Banco Internacional del Peru SAA Panama, 5.75%, 10/7/20 (144A)				$7,458,870
	660,000	5.57	Wachovia Capital Trust III, Floating Rate Note (Perpetual)				663,630
							$8,122,500
			Thrifts & Mortgage Finance - 0.2%
	10,500,000		Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)				$11,386,137
	2,200,000		Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)				2,359,095
							$13,745,232
			Total Banks				$407,459,954
			Diversified Financials - 4.4%
			Other Diversified Financial Services - 0.7%
INR	243,100,000		European Bank for Reconstruction & Development, 6.0%, 5/4/20				$3,815,944
IDR	187,200,000,000		European Investment Bank, 7.2%, 7/9/19 (144A)				14,251,921
	6,250,000		Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c)				6,624,507
NZD	15,300,000		JPMorgan Chase & Co., 4.25%, 11/2/18				11,379,594
	5,351,000	0.00	Tiers Trust, Floating Rate Note, 10/15/97 (144A) (c)				6,625,596
							$42,697,562
			Multi-Sector Holdings - 0.2%
	11,820,000		IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)				$13,131,429
			Specialized Finance - 0.9%
	3,200,000		Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)				$3,249,510
	7,180,000		B3 SA - Brasil Bolsa Balcao, 5.5%, 7/16/20 (144A)				7,494,484
	12,855,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)				14,154,011
	1,000,000		Fly Leasing, Ltd., 6.375%, 10/15/21				1,048,750
	4,953,000		Fly Leasing, Ltd., 6.75%, 12/15/20				5,188,268
	14,675,000		MassMutual Global Funding II, 2.75%, 6/22/24 (144A)				14,566,581
	4,695,000		Nationstar Mortgage LLC, 6.5%, 6/1/22				4,824,112
							$50,525,716
			Consumer Finance - 1.3%
	1,705,000		Ally Financial, Inc., 4.625%, 3/30/25				$1,746,227
	9,748,000		Ally Financial, Inc., 5.75%, 11/20/25				10,259,770
	21,450,000		Capital One Financial Corp., 3.75%, 7/28/26				20,931,489
INR	1,928,540,000		International Finance Corp., 6.3%, 11/25/24				30,261,843
INR	1,040,880,000		International Finance Corp., 8.25%, 6/10/21				17,388,930
							$80,588,259
			Asset Management & Custody Banks - 0.4%
	7,925,000		Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)				$8,621,782
	5,320,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)				6,626,565
	8,400,000		Legg Mason, Inc., 4.75%, 3/15/26				8,875,432
							$24,123,779
			Investment Banking & Brokerage - 0.6%
	13,200,000		Morgan Stanley, 4.1%, 5/22/23				$13,780,272
	4,400,000		Morgan Stanley, 4.875%, 11/1/22				4,777,282
	16,775,000		UBS AG, 7.625%, 8/17/22				19,693,850
							$38,251,404
			Diversified Capital Markets - 0.3%
	5,338,000	7.12	Credit Suisse Group AG, Floating Rate Note (Perpetual)				$5,741,019
	7,750,000		Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)				8,620,069
	3,344,000	7.12	UBS Group AG, Floating Rate Note (Perpetual)				3,608,176
							$17,969,264
			Total Diversified Financials				$267,287,413
			Insurance - 4.5%
			Insurance Brokers - 0.2%
	13,900,000		Brown & Brown, Inc., 4.2%, 9/15/24				$14,581,864
			Life & Health Insurance - 0.5%
	1,865,000	5.62	Prudential Financial, Inc., Floating Rate Note, 6/15/43				$2,049,169
	12,575,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42				14,011,065
	5,000,000		Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)				5,118,545
	5,210,000		Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)				5,831,459
	872,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)				1,194,034
							$28,204,272
			Multi-line Insurance - 0.6%
	10,060,000		AXA SA, 8.6%, 12/15/30				$14,184,600
	11,050,000		Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)				15,579,892
	3,800,000		Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)				4,897,664
							$34,662,156
			Property & Casualty Insurance - 0.2%
	10,110,000		Delphi Financial Group, Inc., 7.875%, 1/31/20				$11,350,800
			Reinsurance - 3.1%
	1,700,000	6.13	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)				$1,723,630
	2,400,000	0.50	Alamo Re, Ltd., Floating Rate Note, 6/8/20 (Cat Bond) (144A)				2,402,880
	1,800,000		Alisa 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/15/18 (g)(h)				1,717,380
	2,133,500		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (g)(h)				103,688
	1,904,000		Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/17 (g)(h)				248,472
	3,605,000		Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (g)(h)				171,238
	2,753,000		Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (g)(h)				82,590
	3,605,000		Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (g)(h)				3,713,871
	10,280,000		Carnoustie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (g)(h)				1,112,296
	10,188,000		Carnoustie 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (g)(h)				10,441,681
	11,480,000		Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (g)(h)				234,192
	1,800,000		Casablanca RE, Variable Rate Notes, 6/4/20 (g)(h)				1,801,440
	6,200,000		Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (g)(h)				6,403,980
	5,977		Eden Re II, Variable Rate Notes, 4/23/19 (g)(h)				479,035
	2,000,000	6.34	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)				1,996,600
	1,900,000	7.34	Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)				1,905,510
	2,500,000	7.26	Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)				2,524,750
	2,000,000	6.26	Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)				2,002,200
	6,500,000		Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (g)(h)				761,800
	3,400,000	2.52	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)				3,382,660
	3,100,000		Gulfstream Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/12/18 (g)(h)				2,918,340
	10,074,000		Gullane 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (g)(h)				10,608,929
	17,925,000		Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (g)(h)				390,765
	4,500,000	8.62	Kilimanjaro II Re, Ltd., Floating Rate Note, 4/20/21 (Cat Bond) (144A)				4,567,500
	3,500,000	7.12	Kilimanjaro II Re, Ltd., Floating Rate Note, 4/20/21 (Cat Bond) (144A)				3,545,150
	3,400,000	9.41	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)				3,392,520
	4,850,000	7.25	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)				4,901,895
	925,000	5.50	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)				921,948
	800,000	5.25	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)				799,280
	3,900,000		Kingsbarns Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19 (g)(h)				3,715,530
	2,766,574		Lahinch Re, Variable Rate Notes, 5/10/21 (g)(h)				49,245
	1,850,000	0.00	Limestone Re, Ltd., Floating Rate Note, 8/31/21 (Cat Bond)				1,874,050
	250,000	0.00	Limestone Re, Ltd., Floating Rate Note, 8/31/21 (Cat Bond)				253,250
EUR	1,500,000	N/A	Lion II RE Dac, Floating Rate Note, 7/15/21 (Cat Bond) (144A)				1,713,300
	5,450,000	4.05	Long Point Re III, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)				5,486,515
	4,000,000		Lorenz Re, Ltd., 2017, Variable Rate Notes, 3/31/20 (g)(h)				4,080,400
	5,600,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (g)(h)				32,480
	7,000,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (g)(h)				392,000
	3,000,000		Madison Re, 2017, Variable Rate Notes, 3/31/20 (g)(h)				3,057,300
	4,000,000		Madison Re. Variable Rate Notes, 3/31/19 (g)(h)				254,000
	1,250,000		Oakmont 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 4/13/18 (g)(h)				1,153,250
	6,000,000		Pangaea 2017-1, Variable Rate Notes, 11/30/21 (g)(h)				6,235,200
	15,300,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (g)(h)				68,850
	14,520,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (g)(h)				1,116,588
	6,150,000		Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (g)(h)				330,870
	14,000,000		Pangaea Re., Variable Rate Notes, 2/1/20 (g)(h)				1,286,600
	250,000	5.15	PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)				250,975
	6,000,000		Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (g)(h)				5,827,200
	2,200,000		Portrush 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/15/18 (g)(h)				2,045,560
	3,554,000		Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (g)(h)				60,418
	3,000,000	3.93	Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)				2,950,200
	6,400,000	0.00	Resilience Re, Ltd., Floating Rate Note 9/30/17 (Cat Bond)				137,600
	2,250,000	3.30	Resilience Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond)				2,250,000
	5,300,000	4.50	Resilience Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond)				5,300,000
	4,500,000	0.00	Resilience Re, Ltd., Floating Rate Note, 4/7/18 (Cat Bond)				4,126,050
AUD	2,175,000		Rw0009 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/10/18 (g)(h)				1,310,105
	3,150,000	1.45	Sanders Re, Ltd., Floating Rate Note, 12/6/21 (Cat Bond) (144A)				3,150,630
	3,000,000	3.75	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)				2,994,300
	9,620		Sector Re V, Ltd., Variable Rate Notes 3/1/21 (144A) (g)(h)				483,798
	19,903		Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (g)(h)				147,648
	2,000,000		Sector Re V, Ltd., Variable Rate Notes, 12/1/21 (144A) (g)(h)				2,100,800
	8,071		Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (g)(h)				620,331
	5,000,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/22 (144A) (g)(h)				5,047,500
	2,000,000		Shenandoah 2017-1 Segregated Account (Artex), Variable Rate Notes, 7/7/17 (g)(h)				2,000,000
	3,000,000		Silverton Re, Ltd., 9/18/19 (144A) (g)(h)				3,224,700
	4,500,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (g)(h)				9,000
	5,350,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (g)(h)				261,080
	2,606,976		St Andrews 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/1/19 (g)(h)				2,620,793
	5,855,000		St Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (g)(h)				6,162,973
	8,446,500		St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (g)(h)				166,396
	6,805,000		St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (g)(h)				956,783
	2,100,000		Sunningdale 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (g)(h)				1,982,820
JPY	693,676,297		Tralee Segregated Account (Artex), Variable Rate Note 7/15/17 (g)(h)				6,129,246
	2,550,000	4.53	Ursa Re, Ltd., Floating Rate Note, 12/10/19 (Cat Bond) (144A)				2,558,415
	2,000,000	N/A	Ursa Re, Ltd., Floating Rate Note, 5/27/20 (Cat Bond) (144A)				2,001,600
	5,000,000	N/A	Ursa Re, Ltd., Floating Rate Note, 5/27/20 (Cat Bond) (144A)				5,004,500
	14,121,000		Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (g)(h)				617,088
	5,750,000		Versutus 2017 Class A, Variable Rate Notes, 11/30/21 (g)(h)				5,898,925
	950,000	2.01	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)				947,340
	2,900,000	2.47	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)				2,926,100
							$188,626,522
			Total Insurance				$277,425,614
			Real Estate - 1.1%
			Diversified REIT - 0.2%
	2,825,000		Duke Realty LP, 3.25%, 6/30/26				$2,774,116
	12,440,000		Essex Portfolio LP, 3.625%, 5/1/27				12,409,323
							$15,183,439
			Office REIT - 0.4%
	100,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20				$100,687
	2,552,000		Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23				2,636,744
	11,010,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22				11,765,517
	10,831,000		Highwoods Realty LP, 3.625%, 1/15/23				10,950,477
							$25,453,425
			Health Care REIT - 0.3%
	10,165,000		Healthcare Trust of America Holdings LP, 3.5%, 8/1/26				$9,940,089
	5,895,000		Healthcare Trust of America Holdings LP, 3.75%, 7/1/27				5,826,948
							$15,767,037
			Specialized REIT - 0.2%
	6,275,000		Equinix, Inc., 5.75%, 1/1/25				$6,753,469
	6,000,000		Uniti Group, Inc., 6.0%, 4/15/23 (144A)				6,243,720
							$12,997,189
			Total Real Estate				$69,401,090
			Technology Hardware & Equipment - 0.9%
			Computer Hardware Storage & Peripherals - 0.2%
	10,635,000		NCR Corp., 6.375%, 12/15/23				$11,419,331
			Electronic Components - 0.4%
	15,741,000		Amphenol Corp., 3.2%, 4/1/24				$15,901,385
EUR	7,865,000		Belden, Inc., 3.375%, 7/15/27 (144A)				8,958,070
EUR	2,600,000		Belden, Inc., 5.5%, 4/15/23				3,134,361
							$27,993,816
			Electronic Manufacturing Services - 0.3%
	15,200,000		Flex, Ltd., 5.0%, 2/15/23				$16,619,315
			Total Technology Hardware & Equipment				$56,032,462
			Semiconductors & Semiconductor Equipment - 0.2%
			Semiconductors - 0.2%
	7,710,000		Broadcom Corp., 3.625%, 1/15/24 (144A)				$7,887,315
	2,890,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)				3,001,265
							$10,888,580
			Total Semiconductors & Semiconductor Equipment				$10,888,580
			Telecommunication Services - 1.1%
			Integrated Telecommunication Services - 0.4%
	2,719,000		CenturyLink, Inc., 6.45%, 6/15/21				$2,936,520
	3,510,000		CenturyLink, Inc., 7.6%, 9/15/39				3,264,300
	3,100,000		CenturyLink, Inc., 7.65%, 3/15/42				2,879,125
	1,683,000		Frontier Communications Corp., 8.5%, 4/15/20				1,769,254
	982,000		Frontier Communications Corp., 8.75%, 4/15/22				884,340
	11,000,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)				10,875,811
	3,250,000		Windstream Services LLC, 6.375%, 8/1/23				2,683,281
							$25,292,631
			Wireless Telecommunication Services - 0.7%
	2,500,000		Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)				$2,560,850
	5,700,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)				6,082,579
	3,135,000		Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)				3,370,413
	1,325,000		Digicel Group, Ltd., 8.25%, 9/30/20 (144A)				1,238,742
	9,600,000		Digicel, Ltd., 6.0%, 4/15/21 (144A)				9,204,000
	6,850,000		MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)				7,181,882
	3,300,000		SBA Tower Trust, 2.877%, 7/15/21 (144A)				3,293,235
	6,375,000		Sprint Corp., 7.25%, 9/15/21				7,084,219
RUB	193,400,000		VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)				3,270,028
							$43,285,948
			Total Telecommunication Services				$68,578,579
			Utilities - 2.7%
			Electric Utilities - 2.1%
EUR	7,175,000		ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)				$8,623,079
	4,720,000		Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)				5,428,727
	6,475,000		EDP Finance BV, 3.625%, 7/15/24 (144A)				6,393,014
	23,175,000		Electricite de France SA, 6.0%, 1/22/14 (144A)				25,504,203
	11,745,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)				12,050,370
	215,000		Enel Finance International NV, 5.125%, 10/7/19 (144A)				228,763
	10,830,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)				12,887,700
	1,750,000		Israel Electric Corp, Ltd., 5.0%, 11/12/24				1,880,375
	5,000,000		Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)				5,155,000
	2,725,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)				2,922,268
	85,000		Nevada Power Co., 6.5%, 8/1/18				89,346
	13,845,000		NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27				14,064,914
	3,725,000		Public Service Co. of New Mexico, 7.95%, 5/15/18				3,919,702
	14,425,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)				15,975,688
	8,095,000		Talen Energy Supply LLC, 6.5%, 6/1/25				5,706,975
	5,820,000		TerraForm Power, 9.75%, 8/15/22 (144A)				6,518,400
							$127,348,524
			Gas Utilities - 0.2%
	5,495,000		DCP Midstream Operating LP, 5.6%, 4/1/44				$5,179,038
	1,965,000		Nakilat, Inc., 6.067%, 12/31/33 (144A)				2,205,712
	3,537,006		Nakilat, Inc., 6.267%, 12/31/33 (144A)				4,014,502
							$11,399,252
			Multi-Utilities - 0.0%+
	1,585,679		Ormat Funding Corp., 8.25%, 12/30/20				$1,585,679
			Independent Power Producers & Energy Traders - 0.4%
	3,450,000		AES Corp., 5.5%, 4/15/25				$3,609,562
	1,078,733		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)				1,222,369
	8,380,000		Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)				8,991,740
	1,689,818		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)				1,753,240
	1,900,000		NRG Energy, Inc., 6.625%, 1/15/27				1,902,375
	6,745,000		NRG Energy, Inc., 7.25%, 5/15/26				6,981,075
	481,000		NRG Energy, Inc., 7.875%, 5/15/21				496,632
							$24,956,993
			Total Utilities				$165,290,448
			TOTAL CORPORATE BONDS
			(Cost $2,195,814,980)				$2,305,893,403

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.4%
	11,482,824		Fannie Mae, 3.0%, 1/1/47				$11,531,227
	13,882,783		Fannie Mae, 3.0%, 10/1/46				13,873,849
	14,604,829		Fannie Mae, 3.0%, 11/1/46				14,595,430
	3,878,203		Fannie Mae, 3.0%, 3/1/47				3,875,708
	8,578,879		Fannie Mae, 3.0%, 5/1/31				8,827,693
	16,300,307		Fannie Mae, 3.0%, 5/1/43				16,367,754
	1,606,462		Fannie Mae, 3.0%, 5/1/46				1,610,938
	7,998,161		Fannie Mae, 3.0%, 9/1/46				7,993,014
	4,123,650		Fannie Mae, 3.5%, 1/1/47				4,237,871
	7,163,295		Fannie Mae, 3.5%, 1/1/47				7,361,711
	10,193,834		Fannie Mae, 3.5%, 1/1/47				10,529,770
	17,763,779		Fannie Mae, 3.5%, 1/1/47				18,292,770
	940,185		Fannie Mae, 3.5%, 10/1/46				968,140
	1,596,035		Fannie Mae, 3.5%, 10/1/46				1,640,244
	3,330,307		Fannie Mae, 3.5%, 11/1/40				3,440,449
	312,977		Fannie Mae, 3.5%, 11/1/42				323,214
	731,877		Fannie Mae, 3.5%, 11/1/42				755,818
	881,236		Fannie Mae, 3.5%, 11/1/42				910,059
	1,499,086		Fannie Mae, 3.5%, 11/1/42				1,545,385
	1,847,201		Fannie Mae, 3.5%, 11/1/46				1,898,366
	32,467		Fannie Mae, 3.5%, 12/1/42				33,528
	1,167,209		Fannie Mae, 3.5%, 12/1/42				1,205,383
	3,480,445		Fannie Mae, 3.5%, 12/1/44				3,591,085
	7,223,383		Fannie Mae, 3.5%, 12/1/46				7,423,463
	8,657,437		Fannie Mae, 3.5%, 2/1/45				8,939,411
	6,283,813		Fannie Mae, 3.5%, 2/1/46				6,457,868
	14,205,429		Fannie Mae, 3.5%, 2/1/47				14,598,905
	3,957,759		Fannie Mae, 3.5%, 3/1/46				4,067,385
	7,304,003		Fannie Mae, 3.5%, 4/1/46				7,506,317
	4,532,755		Fannie Mae, 3.5%, 5/1/46				4,681,995
	11,540,551		Fannie Mae, 3.5%, 5/1/47				11,860,213
	1,284,136		Fannie Mae, 3.5%, 6/1/42				1,324,983
	10,795,776		Fannie Mae, 3.5%, 6/1/45				11,115,431
	1,632,517		Fannie Mae, 3.5%, 6/1/46				1,686,278
	5,126,195		Fannie Mae, 3.5%, 7/1/42				5,287,233
	671,978		Fannie Mae, 3.5%, 7/1/46				694,102
	19,309,419		Fannie Mae, 3.5%, 7/1/46				19,844,272
	16,090,000		Fannie Mae, 3.5%, 7/13/17 (TBA)				16,525,561
	7,388,331		Fannie Mae, 3.5%, 8/1/42				7,616,636
	11,944,249		Fannie Mae, 3.5%, 8/1/42				12,315,132
	14,268,297		Fannie Mae, 3.5%, 8/1/46				14,663,515
	3,012,282		Fannie Mae, 3.5%, 9/1/45				3,110,661
	9,203,178		Fannie Mae, 3.5%, 9/1/45				9,508,699
	1,238,688		Fannie Mae, 3.5%, 9/1/46				1,278,629
	14,463,939		Fannie Mae, 3.5%, 9/1/46				14,864,577
	1,852,314		Fannie Mae, 4.0%, 1/1/42				1,954,289
	6,120,913		Fannie Mae, 4.0%, 1/1/42				6,458,365
	31,794		Fannie Mae, 4.0%, 1/1/45				33,438
	13,871,407		Fannie Mae, 4.0%, 1/1/47				14,593,269
	10,372,611		Fannie Mae, 4.0%, 10/1/40				11,088,372
	3,719,023		Fannie Mae, 4.0%, 10/1/43				3,946,037
	11,984		Fannie Mae, 4.0%, 10/1/44				12,604
	122,695		Fannie Mae, 4.0%, 10/1/44				129,040
	139,226		Fannie Mae, 4.0%, 10/1/44				146,426
	279,449		Fannie Mae, 4.0%, 10/1/44				293,901
	452,266		Fannie Mae, 4.0%, 10/1/44				475,655
	4,218,999		Fannie Mae, 4.0%, 10/1/45				4,437,183
	6,589,741		Fannie Mae, 4.0%, 10/1/45				6,930,526
	10,324		Fannie Mae, 4.0%, 11/1/41				10,894
	1,781,050		Fannie Mae, 4.0%, 11/1/41				1,878,703
	355,215		Fannie Mae, 4.0%, 11/1/42				373,584
	2,112,409		Fannie Mae, 4.0%, 11/1/43				2,249,607
	6,238,978		Fannie Mae, 4.0%, 11/1/43				6,605,414
	110,747		Fannie Mae, 4.0%, 11/1/44				116,474
	148,605		Fannie Mae, 4.0%, 11/1/44				156,290
	293,526		Fannie Mae, 4.0%, 11/1/44				308,706
	476,405		Fannie Mae, 4.0%, 11/1/44				501,042
	563,531		Fannie Mae, 4.0%, 11/1/44				592,674
	13,015,051		Fannie Mae, 4.0%, 11/1/45				13,814,414
	2,275,023		Fannie Mae, 4.0%, 11/1/46				2,392,674
	41,914		Fannie Mae, 4.0%, 12/1/23				44,082
	12,547		Fannie Mae, 4.0%, 12/1/30				13,305
	4,358,133		Fannie Mae, 4.0%, 12/1/40				4,659,246
	71,756		Fannie Mae, 4.0%, 12/1/41				75,719
	3,863,407		Fannie Mae, 4.0%, 12/1/41				4,076,652
	14,980,162		Fannie Mae, 4.0%, 12/1/41				15,804,248
	1,086,342		Fannie Mae, 4.0%, 12/1/43				1,152,772
	80,401		Fannie Mae, 4.0%, 12/1/44				84,559
	9,442,565		Fannie Mae, 4.0%, 12/1/45				9,930,882
	1,878,234		Fannie Mae, 4.0%, 2/1/42				1,981,719
	4,116,071		Fannie Mae, 4.0%, 2/1/42				4,342,189
	2,008,507		Fannie Mae, 4.0%, 2/1/44				2,133,071
	3,354,899		Fannie Mae, 4.0%, 2/1/44				3,548,831
	710,294		Fannie Mae, 4.0%, 2/1/47				752,241
	199,125		Fannie Mae, 4.0%, 4/1/41				211,425
	1,188,494		Fannie Mae, 4.0%, 4/1/42				1,251,150
	2,919,755		Fannie Mae, 4.0%, 4/1/42				3,080,483
	5,764,389		Fannie Mae, 4.0%, 4/1/42				6,082,272
	4,723,119		Fannie Mae, 4.0%, 4/1/47				4,991,574
	5,050,665		Fannie Mae, 4.0%, 4/1/47				5,311,858
	7,502,730		Fannie Mae, 4.0%, 4/1/47				7,929,181
	274,182		Fannie Mae, 4.0%, 5/1/42				289,326
	426,465		Fannie Mae, 4.0%, 6/1/42				450,018
	651,488		Fannie Mae, 4.0%, 6/1/44				685,179
	10,231,469		Fannie Mae, 4.0%, 6/1/46				10,760,584
	600,000		Fannie Mae, 4.0%, 6/1/47				634,104
	2,246,183		Fannie Mae, 4.0%, 6/1/47				2,373,855
	3,925,000		Fannie Mae, 4.0%, 6/1/47				4,127,979
	5,350,000		Fannie Mae, 4.0%, 6/1/47				5,626,672
	12,390,000		Fannie Mae, 4.0%, 6/1/47				13,030,742
	589		Fannie Mae, 4.0%, 7/1/18				610
	113,572		Fannie Mae, 4.0%, 7/1/42				119,568
	1,374,253		Fannie Mae, 4.0%, 7/1/42				1,458,648
	9,818,274		Fannie Mae, 4.0%, 7/1/44				10,326,021
	10,942,286		Fannie Mae, 4.0%, 7/1/46				11,508,161
	13,151,884		Fannie Mae, 4.0%, 7/1/46				13,832,027
	11,017,190		Fannie Mae, 4.0%, 8/1/42				11,624,449
	3,182,976		Fannie Mae, 4.0%, 8/1/43				3,377,269
	3,295,689		Fannie Mae, 4.0%, 8/1/43				3,488,700
	5,923,525		Fannie Mae, 4.0%, 8/1/44				6,229,857
	10,881,149		Fannie Mae, 4.0%, 8/1/46				11,443,862
	11,189,917		Fannie Mae, 4.0%, 8/1/46				11,768,598
	688,416		Fannie Mae, 4.0%, 9/1/37				728,747
	139,166		Fannie Mae, 4.0%, 9/1/44				146,363
	991,804		Fannie Mae, 4.5%, 1/1/47				1,065,494
	4,724,311		Fannie Mae, 4.5%, 11/1/40				5,110,825
	3,342,208		Fannie Mae, 4.5%, 11/1/43				3,586,190
	253,703		Fannie Mae, 4.5%, 12/1/40				274,619
	12,202,343		Fannie Mae, 4.5%, 12/1/40				13,198,463
	35,832		Fannie Mae, 4.5%, 12/1/41				38,722
	4,733,337		Fannie Mae, 4.5%, 2/1/44				5,086,916
	5,079,827		Fannie Mae, 4.5%, 2/1/44				5,454,349
	5,676,746		Fannie Mae, 4.5%, 2/1/44				6,096,162
	773,940		Fannie Mae, 4.5%, 2/1/47				830,331
	628,115		Fannie Mae, 4.5%, 3/1/41				676,977
	931,984		Fannie Mae, 4.5%, 3/1/41				1,007,484
	5,326		Fannie Mae, 4.5%, 4/1/41				5,755
	3,805,103		Fannie Mae, 4.5%, 5/1/41				4,115,938
	5,544,597		Fannie Mae, 4.5%, 5/1/41				6,022,663
	9,816,854		Fannie Mae, 4.5%, 5/1/46				10,532,911
	2,534,162		Fannie Mae, 4.5%, 7/1/41				2,736,063
	11,193,112		Fannie Mae, 4.5%, 7/1/41				12,117,751
	150,538		Fannie Mae, 4.5%, 8/1/40				162,830
	12,320,934		Fannie Mae, 4.5%, 8/1/41				13,329,192
	599,168		Fannie Mae, 4.5%, 9/1/41				647,391
	6,260,700		Fannie Mae, 4.5%, 9/1/43				6,728,936
	1,146,955		Fannie Mae, 5.0%, 1/1/39				1,252,117
	21,039,217		Fannie Mae, 5.0%, 1/1/45				22,968,245
	485,274		Fannie Mae, 5.0%, 10/1/40				533,404
	26,966,903		Fannie Mae, 5.0%, 11/1/44				29,515,733
	138,069		Fannie Mae, 5.0%, 2/1/22				145,422
	6,386		Fannie Mae, 5.0%, 4/1/22				6,552
	375,024		Fannie Mae, 5.0%, 5/1/38				409,409
	425,958		Fannie Mae, 5.0%, 5/1/41				465,954
	19,058		Fannie Mae, 5.0%, 6/1/22				20,067
	57,426		Fannie Mae, 5.0%, 6/1/22				58,806
	3,473,956		Fannie Mae, 5.0%, 6/1/35				3,813,098
	297,191		Fannie Mae, 5.0%, 6/1/40				324,819
	2,090,678		Fannie Mae, 5.0%, 6/1/40				2,287,258
	788,442		Fannie Mae, 5.0%, 7/1/35				865,318
	2,112,413		Fannie Mae, 5.0%, 7/1/35				2,318,011
	429,544		Fannie Mae, 5.0%, 7/1/39				469,003
	738,170		Fannie Mae, 5.0%, 7/1/39				805,851
	779,260		Fannie Mae, 5.0%, 7/1/39				850,708
	1,463,122		Fannie Mae, 5.0%, 7/1/40				1,599,822
	381,438		Fannie Mae, 5.0%, 7/1/41				416,411
	1,094,164		Fannie Mae, 5.0%, 8/1/35				1,195,711
	10,624,026		Fannie Mae, 5.0%, 9/1/43				11,602,709
	147,472		Fannie Mae, 5.5%, 12/1/35				164,994
	205,691		Fannie Mae, 5.5%, 3/1/21				214,653
	75,440		Fannie Mae, 5.5%, 3/1/36				84,385
	89,424		Fannie Mae, 5.5%, 4/1/34				100,181
	87,208		Fannie Mae, 5.5%, 4/1/36				96,523
	16,313		Fannie Mae, 5.5%, 5/1/33				18,072
	13,906		Fannie Mae, 5.5%, 6/1/33				15,444
	45,364		Fannie Mae, 5.5%, 7/1/33				50,777
	9,309		Fannie Mae, 6.0%, 1/1/33				10,602
	62,682		Fannie Mae, 6.0%, 1/1/34				71,577
	2,050		Fannie Mae, 6.0%, 10/1/32				2,330
	4,116		Fannie Mae, 6.0%, 11/1/32				4,627
	51,178		Fannie Mae, 6.0%, 12/1/32				58,199
	69,856		Fannie Mae, 6.0%, 12/1/33				79,590
	162,341		Fannie Mae, 6.0%, 12/1/37				184,409
	1,251		Fannie Mae, 6.0%, 3/1/32				1,420
	2,475		Fannie Mae, 6.0%, 3/1/33				2,783
	5,181		Fannie Mae, 6.0%, 3/1/33				5,901
	199,841		Fannie Mae, 6.0%, 4/1/38				227,076
	57,527		Fannie Mae, 6.0%, 5/1/33				64,983
	172,358		Fannie Mae, 6.0%, 6/1/37				195,873
	89,013		Fannie Mae, 6.0%, 7/1/38				100,224
	12,750		Fannie Mae, 6.5%, 10/1/32				14,102
	829		Fannie Mae, 6.5%, 2/1/32				960
	3,368		Fannie Mae, 6.5%, 3/1/32				3,725
	305		Fannie Mae, 6.5%, 4/1/29				337
	974		Fannie Mae, 6.5%, 5/1/31				1,078
	250		Fannie Mae, 6.5%, 6/1/31				277
	2,030		Fannie Mae, 6.5%, 8/1/32				2,307
	324		Fannie Mae, 7.0%, 2/1/29				378
	888		Fannie Mae, 7.0%, 5/1/28				1,013
	522		Fannie Mae, 7.0%, 7/1/31				551
	665		Fannie Mae, 7.5%, 1/1/28				724
	778,310		Federal Home Loan Mortgage Corp., 2.5%, 1/1/30				784,399
	486,037		Federal Home Loan Mortgage Corp., 2.5%, 4/1/30				489,803
	1,248,232		Federal Home Loan Mortgage Corp., 3.0%, 11/1/30				1,282,845
	13,437,187		Federal Home Loan Mortgage Corp., 3.0%, 11/1/42				13,483,708
	3,055,210		Federal Home Loan Mortgage Corp., 3.0%, 12/1/46				3,050,582
	8,471,242		Federal Home Loan Mortgage Corp., 3.0%, 2/1/47				8,458,408
	1,144,598		Federal Home Loan Mortgage Corp., 3.0%, 3/1/47				1,142,864
	1,925,995		Federal Home Loan Mortgage Corp., 3.0%, 5/1/43				1,932,171
	6,683,202		Federal Home Loan Mortgage Corp., 3.0%, 9/1/46				6,673,077
	3,351,124		Federal Home Loan Mortgage Corp., 3.5%, 1/1/47				3,445,391
	2,480,415		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40				2,560,032
	2,401,613		Federal Home Loan Mortgage Corp., 3.5%, 10/1/42				2,483,209
	6,633,705		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28				6,947,667
	5,900,208		Federal Home Loan Mortgage Corp., 3.5%, 12/1/46				6,066,181
	16,474,006		Federal Home Loan Mortgage Corp., 3.5%, 12/1/46				17,028,684
	11,328,272		Federal Home Loan Mortgage Corp., 3.5%, 5/1/46				11,646,936
	11,426,758		Federal Home Loan Mortgage Corp., 3.5%, 6/1/45				11,814,700
	750,000		Federal Home Loan Mortgage Corp., 3.5%, 6/1/47				773,845
	2,573,588		Federal Home Loan Mortgage Corp., 3.5%, 6/1/47				2,645,983
	5,457,093		Federal Home Loan Mortgage Corp., 3.5%, 6/1/47				5,610,601
	572,230		Federal Home Loan Mortgage Corp., 3.5%, 7/1/45				591,751
	12,768,034		Federal Home Loan Mortgage Corp., 3.5%, 7/13/17 (TBA)				13,116,818
	14,082,403		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				14,556,535
	16,928,306		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				17,466,801
	16,974,335		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				17,510,945
	2,639,582		Federal Home Loan Mortgage Corp., 4.0%, 1/1/46				2,778,180
	8,002,711		Federal Home Loan Mortgage Corp., 4.0%, 10/1/42				8,449,400
	248,241		Federal Home Loan Mortgage Corp., 4.0%, 10/1/46				261,275
	3,919,595		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44				4,125,403
	9,458,356		Federal Home Loan Mortgage Corp., 4.0%, 12/1/45				9,954,991
	736,657		Federal Home Loan Mortgage Corp., 4.0%, 2/1/44				779,944
	11,080,520		Federal Home Loan Mortgage Corp., 4.0%, 2/1/46				11,662,331
	1,772,584		Federal Home Loan Mortgage Corp., 4.0%, 3/1/47				1,865,658
	3,218,435		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				3,403,780
	5,115,559		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				5,410,157
	10,230,890		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				10,768,089
	10,524,505		Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				11,130,571
	322,420		Federal Home Loan Mortgage Corp., 4.0%, 5/1/46				339,350
	686,425		Federal Home Loan Mortgage Corp., 4.0%, 5/1/46				722,467
	18,864,543		Federal Home Loan Mortgage Corp., 4.0%, 5/1/47				19,855,075
	5,546,305		Federal Home Loan Mortgage Corp., 4.0%, 6/1/46				5,837,529
	2,175,000		Federal Home Loan Mortgage Corp., 4.0%, 6/1/47				2,289,204
	1,058,372		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				1,120,484
	1,438,507		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				1,523,027
	1,442,439		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				1,527,192
	8,867,817		Federal Home Loan Mortgage Corp., 4.0%, 7/1/46				9,333,444
	8,837,833		Federal Home Loan Mortgage Corp., 4.0%, 8/1/46				9,301,886
	350,035		Federal Home Loan Mortgage Corp., 4.5%, 10/1/35				375,936
	496,195		Federal Home Loan Mortgage Corp., 4.5%, 10/1/43				532,127
	753,124		Federal Home Loan Mortgage Corp., 4.5%, 11/1/40				809,896
	1,768,813		Federal Home Loan Mortgage Corp., 4.5%, 11/1/43				1,894,410
	33,215		Federal Home Loan Mortgage Corp., 4.5%, 3/1/44				35,582
	83,733		Federal Home Loan Mortgage Corp., 4.5%, 5/1/44				89,679
	10,835,951		Federal Home Loan Mortgage Corp., 4.5%, 5/1/47				11,629,228
	1,265,236		Federal Home Loan Mortgage Corp., 4.5%, 7/1/40				1,360,303
	131,005		Federal Home Loan Mortgage Corp., 4.5%, 9/1/41				140,728
	59,492		Federal Home Loan Mortgage Corp., 4.5%, 9/1/43				63,738
	35,416		Federal Home Loan Mortgage Corp., 5.0%, 11/1/34				38,796
	5,511,010		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39				6,045,520
	198,548		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21				206,658
	207,994		Federal Home Loan Mortgage Corp., 5.0%, 12/1/34				227,294
	144,833		Federal Home Loan Mortgage Corp., 5.0%, 4/1/23				154,580
	32,643		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34				35,678
	139,764		Federal Home Loan Mortgage Corp., 5.0%, 7/1/35				152,825
	274,540		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38				300,726
	388,377		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38				425,397
	2,741,352		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41				3,056,913
	64,681		Federal Home Loan Mortgage Corp., 6.0%, 1/1/33				72,680
	58,184		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34				66,015
	6,019		Federal Home Loan Mortgage Corp., 6.0%, 10/1/37				6,776
	76,394		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36				86,531
	129,296		Federal Home Loan Mortgage Corp., 6.0%, 12/1/37				146,004
	9,076		Federal Home Loan Mortgage Corp., 6.0%, 3/1/33				10,198
	14,844		Federal Home Loan Mortgage Corp., 6.0%, 3/1/33				16,680
	105,707		Federal Home Loan Mortgage Corp., 6.0%, 6/1/35				118,779
	93,671		Federal Home Loan Mortgage Corp., 6.0%, 8/1/34				106,008
	2,201		Federal Home Loan Mortgage Corp., 6.5%, 9/1/32				2,433
	8,348,374		Federal National Mortgage Association, 3.5%, 7/1/46				8,579,616
	15,081		Federal National Mortgage Association, 4.0%, 2/1/44				15,861
	453,846		Federal National Mortgage Association, 5.0%, 12/1/41				496,312
	2,181,496		Government National Mortgage Association I, 3.5%, 10/15/42				2,266,884
	420,146		Government National Mortgage Association I, 3.5%, 10/15/44				435,546
	10,046,797		Government National Mortgage Association I, 3.5%, 10/15/44				10,415,037
	13,347,593		Government National Mortgage Association I, 3.5%, 11/15/41				13,868,125
	8,811,922		Government National Mortgage Association I, 3.5%, 7/15/42				9,151,481
	4,210,347		Government National Mortgage Association I, 3.5%, 8/15/46				4,367,734
	6,842,629		Government National Mortgage Association I, 3.5%, 9/15/44				7,093,428
	13,399		Government National Mortgage Association I, 4.0%, 1/15/40				14,105
	7,629		Government National Mortgage Association I, 4.0%, 1/15/41				8,052
	48,433		Government National Mortgage Association I, 4.0%, 1/15/41				51,154
	55,795		Government National Mortgage Association I, 4.0%, 1/15/41				58,901
	18,805		Government National Mortgage Association I, 4.0%, 1/15/42				19,797
	1,216,715		Government National Mortgage Association I, 4.0%, 1/15/42				1,283,875
	285,031		Government National Mortgage Association I, 4.0%, 1/15/45				300,057
	1,591,396		Government National Mortgage Association I, 4.0%, 1/15/45				1,675,658
	1,612,337		Government National Mortgage Association I, 4.0%, 1/15/45				1,697,336
	1,945,986		Government National Mortgage Association I, 4.0%, 1/15/45				2,048,715
	15,556		Government National Mortgage Association I, 4.0%, 10/15/40				16,428
	27,049		Government National Mortgage Association I, 4.0%, 10/15/40				28,562
	88,146		Government National Mortgage Association I, 4.0%, 10/15/40				93,030
	10,398		Government National Mortgage Association I, 4.0%, 10/15/41				10,957
	12,103		Government National Mortgage Association I, 4.0%, 10/15/41				12,741
	12,323		Government National Mortgage Association I, 4.0%, 10/15/41				12,974
	18,446		Government National Mortgage Association I, 4.0%, 10/15/41				19,468
	96,167		Government National Mortgage Association I, 4.0%, 10/15/41				101,250
	23,861		Government National Mortgage Association I, 4.0%, 10/15/42				25,119
	7,780		Government National Mortgage Association I, 4.0%, 10/15/43				8,191
	100,374		Government National Mortgage Association I, 4.0%, 10/15/44				105,688
	147,514		Government National Mortgage Association I, 4.0%, 10/15/44				155,290
	907,978		Government National Mortgage Association I, 4.0%, 10/15/44				955,845
	12,441		Government National Mortgage Association I, 4.0%, 11/15/40				13,129
	69,168		Government National Mortgage Association I, 4.0%, 11/15/40				73,091
	196,099		Government National Mortgage Association I, 4.0%, 11/15/40				206,798
	453,031		Government National Mortgage Association I, 4.0%, 11/15/40				478,399
	10,466		Government National Mortgage Association I, 4.0%, 11/15/41				11,020
	24,655		Government National Mortgage Association I, 4.0%, 11/15/41				26,012
	48,816		Government National Mortgage Association I, 4.0%, 11/15/41				51,572
	128,313		Government National Mortgage Association I, 4.0%, 11/15/41				135,319
	11,042		Government National Mortgage Association I, 4.0%, 11/15/42				11,624
	13,709		Government National Mortgage Association I, 4.0%, 11/15/43				14,513
	21,822		Government National Mortgage Association I, 4.0%, 11/15/44				23,098
	58,287		Government National Mortgage Association I, 4.0%, 11/15/44				61,360
	62,040		Government National Mortgage Association I, 4.0%, 11/15/44				65,311
	393,797		Government National Mortgage Association I, 4.0%, 11/15/44				416,177
	9,565		Government National Mortgage Association I, 4.0%, 12/15/40				10,100
	11,554		Government National Mortgage Association I, 4.0%, 12/15/40				12,196
	157,163		Government National Mortgage Association I, 4.0%, 12/15/40				165,475
	859,614		Government National Mortgage Association I, 4.0%, 12/15/40				904,931
	14,249		Government National Mortgage Association I, 4.0%, 12/15/41				15,000
	14,623		Government National Mortgage Association I, 4.0%, 12/15/41				15,396
	21,334		Government National Mortgage Association I, 4.0%, 12/15/41				22,515
	11,519		Government National Mortgage Association I, 4.0%, 12/15/44				12,174
	102,973		Government National Mortgage Association I, 4.0%, 12/15/44				108,401
	162,990		Government National Mortgage Association I, 4.0%, 12/15/44				171,583
	490,974		Government National Mortgage Association I, 4.0%, 12/15/44				516,858
	574,916		Government National Mortgage Association I, 4.0%, 12/15/44				608,862
	712,718		Government National Mortgage Association I, 4.0%, 12/15/44				750,413
	21,118		Government National Mortgage Association I, 4.0%, 2/15/41				22,275
	1,025,115		Government National Mortgage Association I, 4.0%, 2/15/41				1,082,604
	8,565		Government National Mortgage Association I, 4.0%, 2/15/42				9,029
	12,760		Government National Mortgage Association I, 4.0%, 2/15/42				13,447
	19,320		Government National Mortgage Association I, 4.0%, 2/15/42				20,389
	163,894		Government National Mortgage Association I, 4.0%, 2/15/42				172,534
	174,381		Government National Mortgage Association I, 4.0%, 2/15/42				183,574
	327,999		Government National Mortgage Association I, 4.0%, 2/15/44				348,858
	145,139		Government National Mortgage Association I, 4.0%, 2/15/45				152,791
	149,595		Government National Mortgage Association I, 4.0%, 2/15/45				157,481
	212,293		Government National Mortgage Association I, 4.0%, 2/15/45				223,485
	251,845		Government National Mortgage Association I, 4.0%, 2/15/45				265,122
	492,562		Government National Mortgage Association I, 4.0%, 2/15/45				518,529
	1,352,986		Government National Mortgage Association I, 4.0%, 2/15/45				1,424,313
	8,916		Government National Mortgage Association I, 4.0%, 3/15/39				9,389
	69,663		Government National Mortgage Association I, 4.0%, 3/15/41				73,557
	110,159		Government National Mortgage Association I, 4.0%, 3/15/44				116,313
	164,167		Government National Mortgage Association I, 4.0%, 3/15/44				172,822
	240,980		Government National Mortgage Association I, 4.0%, 3/15/44				253,684
	247,537		Government National Mortgage Association I, 4.0%, 3/15/44				260,587
	627,097		Government National Mortgage Association I, 4.0%, 3/15/44				662,537
	3,564,818		Government National Mortgage Association I, 4.0%, 3/15/44				3,752,748
	5,784,609		Government National Mortgage Association I, 4.0%, 3/15/44				6,089,563
	938,484		Government National Mortgage Association I, 4.0%, 3/15/45				987,959
	11,255		Government National Mortgage Association I, 4.0%, 4/15/39				11,848
	13,504		Government National Mortgage Association I, 4.0%, 4/15/39				14,216
	202,508		Government National Mortgage Association I, 4.0%, 4/15/40				213,184
	18,567		Government National Mortgage Association I, 4.0%, 4/15/41				19,553
	9,280		Government National Mortgage Association I, 4.0%, 4/15/43				9,785
	2,083,201		Government National Mortgage Association I, 4.0%, 4/15/43				2,193,023
	14,105		Government National Mortgage Association I, 4.0%, 4/15/44				14,849
	230,282		Government National Mortgage Association I, 4.0%, 4/15/44				243,382
	788,548		Government National Mortgage Association I, 4.0%, 4/15/44				830,119
	1,818,501		Government National Mortgage Association I, 4.0%, 4/15/44				1,914,369
	229,076		Government National Mortgage Association I, 4.0%, 4/15/45				241,770
	13,015		Government National Mortgage Association I, 4.0%, 5/15/41				13,701
	100,586		Government National Mortgage Association I, 4.0%, 5/15/41				106,187
	243,315		Government National Mortgage Association I, 4.0%, 5/15/41				256,142
	1,588,948		Government National Mortgage Association I, 4.0%, 5/15/42				1,673,322
	13,743		Government National Mortgage Association I, 4.0%, 5/15/43				14,548
	84,119		Government National Mortgage Association I, 4.0%, 5/15/43				88,553
	225,072		Government National Mortgage Association I, 4.0%, 5/15/43				237,759
	373,650		Government National Mortgage Association I, 4.0%, 5/15/44				393,348
	222,194		Government National Mortgage Association I, 4.0%, 5/15/45				233,908
	6,041		Government National Mortgage Association I, 4.0%, 6/15/41				6,359
	10,990		Government National Mortgage Association I, 4.0%, 6/15/41				11,581
	3,165,977		Government National Mortgage Association I, 4.0%, 6/15/41				3,341,129
	149,729		Government National Mortgage Association I, 4.0%, 6/15/42				158,070
	151,138		Government National Mortgage Association I, 4.0%, 6/15/42				159,575
	284,431		Government National Mortgage Association I, 4.0%, 6/15/42				300,188
	121,594		Government National Mortgage Association I, 4.0%, 6/15/43				128,004
	8,340,290		Government National Mortgage Association I, 4.0%, 6/15/45				8,779,974
	18,970		Government National Mortgage Association I, 4.0%, 7/15/39				19,970
	437,991		Government National Mortgage Association I, 4.0%, 7/15/40				461,267
	12,127		Government National Mortgage Association I, 4.0%, 7/15/41				12,814
	18,046		Government National Mortgage Association I, 4.0%, 7/15/41				19,062
	61,303		Government National Mortgage Association I, 4.0%, 7/15/41				64,701
	152,949		Government National Mortgage Association I, 4.0%, 7/15/41				161,457
	256,015		Government National Mortgage Association I, 4.0%, 7/15/41				269,803
	268,465		Government National Mortgage Association I, 4.0%, 7/15/41				283,354
	159,386		Government National Mortgage Association I, 4.0%, 7/15/43				168,806
	45,076		Government National Mortgage Association I, 4.0%, 7/15/45				47,453
	190,514		Government National Mortgage Association I, 4.0%, 8/15/40				200,779
	327,952		Government National Mortgage Association I, 4.0%, 8/15/40				347,547
	3,490		Government National Mortgage Association I, 4.0%, 8/15/41				3,674
	10,113		Government National Mortgage Association I, 4.0%, 8/15/41				10,648
	15,993		Government National Mortgage Association I, 4.0%, 8/15/41				16,880
	127,641		Government National Mortgage Association I, 4.0%, 8/15/41				134,682
	144,879		Government National Mortgage Association I, 4.0%, 8/15/43				153,456
	706,371		Government National Mortgage Association I, 4.0%, 8/15/43				745,511
	169,432		Government National Mortgage Association I, 4.0%, 8/15/44				178,670
	229,201		Government National Mortgage Association I, 4.0%, 8/15/44				241,284
	599,527		Government National Mortgage Association I, 4.0%, 8/15/44				633,640
	1,705,954		Government National Mortgage Association I, 4.0%, 8/15/44				1,795,889
	2,047,696		Government National Mortgage Association I, 4.0%, 8/15/44				2,155,647
	81,560		Government National Mortgage Association I, 4.0%, 9/15/40				86,101
	9,783		Government National Mortgage Association I, 4.0%, 9/15/41				10,301
	9,787		Government National Mortgage Association I, 4.0%, 9/15/41				10,330
	10,144		Government National Mortgage Association I, 4.0%, 9/15/41				10,699
	13,014		Government National Mortgage Association I, 4.0%, 9/15/41				13,735
	44,332		Government National Mortgage Association I, 4.0%, 9/15/41				46,722
	96,414		Government National Mortgage Association I, 4.0%, 9/15/41				102,172
	386,154		Government National Mortgage Association I, 4.0%, 9/15/41				407,774
	918,710		Government National Mortgage Association I, 4.0%, 9/15/41				968,427
	19,010		Government National Mortgage Association I, 4.0%, 9/15/43				20,012
	148,847		Government National Mortgage Association I, 4.0%, 9/15/43				157,189
	163,091		Government National Mortgage Association I, 4.0%, 9/15/43				171,689
	11,172		Government National Mortgage Association I, 4.0%, 9/15/44				11,761
	147,786		Government National Mortgage Association I, 4.0%, 9/15/44				155,596
	188,134		Government National Mortgage Association I, 4.0%, 9/15/44				198,052
	270,948		Government National Mortgage Association I, 4.0%, 9/15/44				285,293
	273,343		Government National Mortgage Association I, 4.0%, 9/15/44				288,916
	320,192		Government National Mortgage Association I, 4.0%, 9/15/44				337,072
	601,902		Government National Mortgage Association I, 4.0%, 9/15/44				633,633
	690,107		Government National Mortgage Association I, 4.0%, 9/15/44				726,488
	1,146,528		Government National Mortgage Association I, 4.0%, 9/15/44				1,206,970
	1,231,776		Government National Mortgage Association I, 4.0%, 9/15/44				1,296,713
	1,984,842		Government National Mortgage Association I, 4.0%, 9/15/44				2,093,220
	2,168,705		Government National Mortgage Association I, 4.0%, 9/15/44				2,283,035
	4,911,882		Government National Mortgage Association I, 4.0%, 9/15/44				5,170,827
	5,044,428		Government National Mortgage Association I, 4.0%, 9/15/44				5,311,468
	247,201		Government National Mortgage Association I, 4.0%, 9/15/45				261,338
	608,405		Government National Mortgage Association I, 4.5%, 1/15/40				664,252
	142,600		Government National Mortgage Association I, 4.5%, 10/15/33				154,506
	1,637,752		Government National Mortgage Association I, 4.5%, 11/15/40				1,765,098
	1,638,367		Government National Mortgage Association I, 4.5%, 3/15/38				1,761,633
	90,153		Government National Mortgage Association I, 4.5%, 4/15/35				96,633
	112,935		Government National Mortgage Association I, 4.5%, 4/15/35				122,315
	1,072,758		Government National Mortgage Association I, 4.5%, 6/15/40				1,156,374
	767,450		Government National Mortgage Association I, 4.5%, 6/15/41				823,940
	1,564,325		Government National Mortgage Association I, 4.5%, 6/15/41				1,686,412
	534,399		Government National Mortgage Association I, 4.5%, 7/15/41				579,346
	2,898,337		Government National Mortgage Association I, 4.5%, 8/15/41				3,140,971
	185,495		Government National Mortgage Association I, 4.5%, 9/15/33				202,317
	372,657		Government National Mortgage Association I, 4.5%, 9/15/40				406,001
	4,628		Government National Mortgage Association I, 5.0%, 10/15/18				4,713
	29,483		Government National Mortgage Association I, 5.0%, 10/15/18				29,957
	106,960		Government National Mortgage Association I, 5.0%, 6/15/21				111,949
	474,245		Government National Mortgage Association I, 5.0%, 9/15/33				521,222
	548,033		Government National Mortgage Association I, 5.125%, 10/15/38				607,535
	161,915		Government National Mortgage Association I, 5.5%, 1/15/34				182,343
	115,065		Government National Mortgage Association I, 5.5%, 1/15/35				129,554
	9,778		Government National Mortgage Association I, 5.5%, 10/15/19				9,983
	106,982		Government National Mortgage Association I, 5.5%, 10/15/19				109,513
	178,315		Government National Mortgage Association I, 5.5%, 10/15/34				198,520
	242		Government National Mortgage Association I, 5.5%, 12/15/18				242
	89,050		Government National Mortgage Association I, 5.5%, 12/15/35				99,428
	95,939		Government National Mortgage Association I, 5.5%, 2/15/35				106,722
	335,929		Government National Mortgage Association I, 5.5%, 2/15/35				378,273
	12		Government National Mortgage Association I, 5.5%, 2/15/37				13
	83,276		Government National Mortgage Association I, 5.5%, 3/15/37				93,509
	119,158		Government National Mortgage Association I, 5.5%, 3/15/37				132,551
	209,791		Government National Mortgage Association I, 5.5%, 3/15/37				233,370
	131,093		Government National Mortgage Association I, 5.5%, 4/15/34				147,622
	91,861		Government National Mortgage Association I, 5.5%, 6/15/35				103,454
	83,638		Government National Mortgage Association I, 5.5%, 7/15/33				94,426
	229,858		Government National Mortgage Association I, 5.5%, 7/15/34				258,942
	35,596		Government National Mortgage Association I, 5.5%, 8/15/19				36,336
	24,617		Government National Mortgage Association I, 5.5%, 9/15/19				24,754
	27,548		Government National Mortgage Association I, 5.5%, 9/15/19				27,888
	63,733		Government National Mortgage Association I, 5.5%, 9/15/19				64,997
	70,352		Government National Mortgage Association I, 5.75%, 10/15/38				79,294
	217,475		Government National Mortgage Association I, 5.75%, 10/15/38				243,521
	20,870		Government National Mortgage Association I, 6.0%, 1/15/33				23,527
	95,162		Government National Mortgage Association I, 6.0%, 1/15/33				108,425
	48,551		Government National Mortgage Association I, 6.0%, 1/15/34				55,296
	30,302		Government National Mortgage Association I, 6.0%, 10/15/33				34,160
	355,639		Government National Mortgage Association I, 6.0%, 10/15/37				400,917
	183,876		Government National Mortgage Association I, 6.0%, 11/15/33				207,575
	71,399		Government National Mortgage Association I, 6.0%, 2/15/33				81,227
	94,554		Government National Mortgage Association I, 6.0%, 2/15/33				107,635
	5,199		Government National Mortgage Association I, 6.0%, 3/15/33				5,861
	38,474		Government National Mortgage Association I, 6.0%, 3/15/33				43,699
	76,312		Government National Mortgage Association I, 6.0%, 3/15/33				89,989
	31,512		Government National Mortgage Association I, 6.0%, 5/15/33				35,524
	148,703		Government National Mortgage Association I, 6.0%, 5/15/33				172,443
	266,979		Government National Mortgage Association I, 6.0%, 5/15/33				302,005
	72,475		Government National Mortgage Association I, 6.0%, 6/15/33				82,562
	186,450		Government National Mortgage Association I, 6.0%, 6/15/33				213,021
	342		Government National Mortgage Association I, 6.0%, 7/15/17				341
	71,940		Government National Mortgage Association I, 6.0%, 7/15/33				81,766
	152,598		Government National Mortgage Association I, 6.0%, 7/15/33				177,902
	414,530		Government National Mortgage Association I, 6.0%, 7/15/38				467,306
	133,611		Government National Mortgage Association I, 6.0%, 8/15/32				152,092
	6,710		Government National Mortgage Association I, 6.0%, 9/15/19				6,721
	44,891		Government National Mortgage Association I, 6.0%, 9/15/33				50,699
	98,228		Government National Mortgage Association I, 6.0%, 9/15/33				110,734
	9,708		Government National Mortgage Association I, 6.5%, 1/15/29				10,609
	1,334		Government National Mortgage Association I, 6.5%, 10/15/31				1,458
	3,077		Government National Mortgage Association I, 6.5%, 10/15/31				3,363
	13,214		Government National Mortgage Association I, 6.5%, 10/15/32				14,440
	46,018		Government National Mortgage Association I, 6.5%, 11/15/32				54,190
	314		Government National Mortgage Association I, 6.5%, 12/15/31				366
	3,121		Government National Mortgage Association I, 6.5%, 2/15/32				3,672
	1,647		Government National Mortgage Association I, 6.5%, 3/15/32				1,941
	1,508		Government National Mortgage Association I, 6.5%, 5/15/29				1,743
	14,940		Government National Mortgage Association I, 6.5%, 5/15/32				16,403
	3,041		Government National Mortgage Association I, 6.5%, 6/15/32				3,324
	3,493		Government National Mortgage Association I, 6.5%, 6/15/32				3,841
	4,663		Government National Mortgage Association I, 6.5%, 7/15/32				5,111
	6,277		Government National Mortgage Association I, 6.5%, 7/15/32				7,038
	22,281		Government National Mortgage Association I, 6.5%, 7/15/35				24,829
	2,478		Government National Mortgage Association I, 6.5%, 8/15/32				2,725
	2,947		Government National Mortgage Association I, 6.5%, 8/15/32				3,235
	18,395		Government National Mortgage Association I, 6.5%, 8/15/32				20,102
	37,895		Government National Mortgage Association I, 6.5%, 9/15/32				41,410
	66,511		Government National Mortgage Association I, 6.5%, 9/15/32				72,688
	283		Government National Mortgage Association I, 7.0%, 5/15/29				310
	491		Government National Mortgage Association I, 7.0%, 5/15/29				549
	781		Government National Mortgage Association I, 7.0%, 5/15/31				808
	7,183		Government National Mortgage Association I, 7.0%, 8/15/29				7,323
	88		Government National Mortgage Association I, 7.5%, 8/15/29				88
	6,619,211		Government National Mortgage Association II, 3.0%, 8/20/46				6,692,930
	14,463,863		Government National Mortgage Association II, 3.0%, 9/20/46				14,624,949
	13,921,663		Government National Mortgage Association II, 3.5%, 1/20/47				14,434,981
	1,777,404		Government National Mortgage Association II, 3.5%, 3/20/45				1,843,671
	3,013,253		Government National Mortgage Association II, 3.5%, 3/20/46				3,136,971
	1,127,787		Government National Mortgage Association II, 3.5%, 4/20/45				1,171,292
	2,216,226		Government National Mortgage Association II, 3.5%, 4/20/45				2,297,545
	2,684,859		Government National Mortgage Association II, 3.5%, 4/20/45				2,787,924
	9,170,819		Government National Mortgage Association II, 3.5%, 8/20/45				9,508,964
	6,220,524		Government National Mortgage Association II, 4.0%, 10/20/44				6,550,968
	13,125,288		Government National Mortgage Association II, 4.0%, 10/20/46				13,822,524
	446,237		Government National Mortgage Association II, 4.5%, 1/20/35				478,012
	13,271,242		Government National Mortgage Association II, 4.5%, 1/20/47				14,112,184
	2,938,201		Government National Mortgage Association II, 4.5%, 10/20/44				3,124,383
	6,196,208		Government National Mortgage Association II, 4.5%, 11/20/44				6,588,836
	664,277		Government National Mortgage Association II, 4.5%, 12/20/34				711,075
	13,553,703		Government National Mortgage Association II, 4.5%, 2/20/47				14,416,674
	397,072		Government National Mortgage Association II, 4.5%, 3/20/35				425,447
	13,304,719		Government National Mortgage Association II, 4.5%, 4/20/47				14,159,102
	4,101,557		Government National Mortgage Association II, 4.5%, 9/20/41				4,407,584
	6,540		Government National Mortgage Association II, 5.5%, 10/20/37				7,158
	114,241		Government National Mortgage Association II, 5.5%, 3/20/34				130,666
	162,870		Government National Mortgage Association II, 6.0%, 10/20/33				184,665
	46,582		Government National Mortgage Association II, 6.0%, 5/20/32				52,301
	254		Government National Mortgage Association II, 6.5%, 1/20/28				289
	3,927		Government National Mortgage Association II, 7.0%, 1/20/29				4,587
	60,000,000		U.S. Treasury Bills, 7/20/17 (d)				59,977,860
	15,195,000		U.S. Treasury Bills, 7/27/17 (d)				15,186,688
	8,000,000		U.S. Treasury Bills, 9/28/17 (d)				7,980,472
	123,221,736		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45				115,559,923
	64,597,414		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46				64,539,470
							$1,664,603,631
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $1,665,064,841)				$1,664,603,631

			FOREIGN GOVERNMENT BONDS - 4.0%
	10,915,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)				$11,244,633
	2,050,000		Argentine Republic Government International Bond, 6.625%, 7/6/28				2,060,250
	4,090,000		Argentine Republic Government International Bond, 7.5%, 4/22/26				4,406,975
	5,800,000		Bahrain Government International Bond, 7.0%, 10/12/28 (144A)				5,869,182
	9,600,000		Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)				9,336,000
	8,500,000		City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)				9,138,605
	12,100,000		Egypt Government International Bond, 7.5%, 1/31/27 (144A)				12,850,200
EGP	315,100,000		Egypt Treasury Bills, 3/6/18 (d)				15,270,595
GHS	41,095,000		Ghana Government Bond, 24.5%, 4/22/19				10,115,646
GHS	18,320,000		Ghana Government Bond, 24.75%, 7/19/21				4,872,620
	4,160,000		Hazine Mustesarligi Varlik Kiralama AS, 5.004%, 4/6/23 (144A)				4,246,029
	2,500,000		Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)				2,400,000
	4,865,000		Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)				4,913,650
MXN	272,040,000		Mexican Bonos, 6.5%, 6/9/22				14,908,962
MXN	46,890,000		Mexican Bonos, 7.5%, 6/3/27				2,720,395
MXN	244,033,353		Mexican Udibonos, 2.0%, 6/9/22				12,779,599
	8,860,000		Namibia International Bonds, 5.25%, 10/29/25 (144A)				9,116,497
NZD	45,595,000		New Zealand Government Bond, 5.5%, 4/15/23				38,400,470
NOK	63,500,000		Norway Government Bond, 2.0%, 5/24/23				7,928,552
NOK	118,980,000		Norway Government Bond, 4.5%, 5/22/19				15,273,737
	2,736,924		Province of Salta Argentina, 9.5%, 3/16/22 (144A)				2,887,455
	2,315,000		Provincia de Buenos Aires Argentina, 9.125%, 3/16/24 (144A)				2,598,588
	8,955,000		Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)				9,024,222
RON	41,660,000		Romania Government Bond, 5.85%, 4/26/23				11,988,192
RON	9,400,000		Romania Government Bond, 5.95%, 6/11/21				2,660,803
RUB	25,000		Russian Federal Bond - OFZ, 7.6%, 7/20/22				421
	6,075,000		Turkey Government International Bond, 6.0%, 3/25/27				6,468,417
UYU	167,110,000		Uruguay Government International Bond, 9.875%, 6/20/22 (144A)				5,995,868
							$239,476,563
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $262,010,624)				$239,476,563

			MUNICIPAL BONDS - 1.4% (f)
			Municipal Development - 0.4%
	7,050,000	5.90	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38				$7,277,222
	19,893,000		New Jersey Economic Development Authority, 2/15/18 (d)				19,657,268
							$26,934,490
			Municipal Education - 0.0%+
	2,300,000		Amherst College, 3.794%, 11/1/42				$2,291,874

			Municipal General - 0.4%
	17,600,000		JobsOhio Beverage System, 3.985%, 1/1/29				$18,785,008
	4,480,000		JobsOhio Beverage System, 4.532%, 1/1/35				4,939,155
							$23,724,163
			Higher Municipal Education - 0.3%
	4,550,000		Baylor University, 4.313%, 3/1/42				$4,823,455
	5,155,000		California Educational Facilities Authority, 5.0%, 6/1/46				6,884,966
	2,840,000		Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40				3,734,941
							$15,443,362
			Municipal Medical - 0.1%
	3,150,000	0.95	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41				$3,150,000
	3,385,000	0.95	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41				3,385,000
							$6,535,000
			Municipal Transportation - 0.1%
	2,620,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62				$2,854,516

			Municipal Obligation - 0.1%
	13,525,000		Commonwealth of Puerto Rico, 8.0%, 7/1/35 (e)				$8,199,531

			TOTAL MUNICIPAL BONDS
			(Cost $84,188,788)				$85,982,936

			SENIOR FLOATING RATE LOAN INTERESTS - 7.5%**
			Energy - 0.2%
			Oil & Gas Refining & Marketing - 0.0%+
	1,874,720	3.23	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5/25/23				$1,887,843
			Oil & Gas Storage & Transportation - 0.2%
	2,650,000	3.83	Energy Transfer Equity LP, Loan, 2/2/24				$2,640,298
	10,222,695	6.55	Gulf Finance LLC, Tranche B Term Loan, 8/17/23				9,583,776
							$12,224,074
			Coal & Consumable Fuels - 0.0%+
	1,338,201	8.15	Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (e)				$140,511
			Total Energy				$14,252,428
			Materials - 0.7%
			Commodity Chemicals - 0.0%+
	1,685,823	4.80	Tronox Pigments Holland BV, New Term Loan, 3/19/20				$1,699,439
			Fertilizers & Agricultural Chemicals - 0.1%
	4,189,500	4.73	Methanol Holdings Trinidad, Ltd., Initial Term Loan, 6/2/22				$4,195,994
			Specialty Chemicals - 0.2%
	3,910,989	3.00	Axalta Coating Systems US Holdings, Inc., Term B-2 Dollar Loan, 6/30/24				$3,928,346
	4,702,760	4.23	MacDermid, Inc., Tranche B-6 Term Loan, 6/7/23				4,720,885
	992,500	5.48	OMNOVA Solutions, Inc., Term B-2 Loan, 8/17/23				1,004,286
	453,598	3.17	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21				455,441
							$10,108,958
			Construction Materials - 0.1%
	522,045	3.95	CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20				$525,960
	1,320,250	3.95	CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20				1,330,152
	4,338,676	3.95	CeramTec GmbH, Initial Dollar Term B-1 Loan, 8/30/20				4,371,217
	1,000,000	5.05	Unifrax I LLC, Term Loan (First Lien), 3/30/24				1,011,250
							$7,238,579
			Metal & Glass Containers - 0.1%
	3,290,058	4.33	BWAY Corp., Initial Term Loan, 3/23/24				$3,291,233
			Paper Packaging - 0.2%
	4,314,188	6.80	Caraustar Industries, Inc., Refinancing Term Loan, 3/9/22				$4,324,973
	6,630,173	4.65	Coveris Holdings SA, USD Term Loan, 4/14/19				6,605,310
							$10,930,283
			Diversified Metals & Mining - 0.0%+
	1,848,672	4.31	US Silica Co., Term Loan, 7/23/20				$1,850,598
			Paper Products - 0.0%+
	2,096,186	4.48	Ranpak Corp., Tranche B-1 USD Term Loan, 10/1/21				$2,101,427
			Total Materials				$41,416,511
			Capital Goods - 1.4%
			Aerospace & Defense - 0.5%
	5,041,799	4.23	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19				$5,010,287
	3,252,768	5.73	Alion Science & Technology Corp., Term Loan (First Lien), 8/13/21				3,260,900
	5,789,661	3.98	DigitalGlobe, Inc., Term Loan, 12/22/23				5,804,135
	7,031,280	7.75	DynCorp International, Inc., Term Loan B2, 7/7/20				7,063,504
	7,052,699	6.05	The SI Organization, Inc., Term Loan (First Lien), 11/19/19				7,156,289
							$28,295,115
			Building Products - 0.1%
	1,653,441	4.30	Atkore International, Inc., Initial Incremental Term Loan (First Lien), 12/22/23				$1,666,532
	848,618	4.07	Builders FirstSource, Inc., Refinancing Term Loan, 2/29/24				848,264
	2,160,580	3.98	Quikrete Holdings, Inc., Initial Loan (First Lien), 11/3/23				2,159,081
	955,500	3.98	Summit Materials LLC, Restatement Effective Date Term Loan, 6/26/22				964,607
							$5,638,484
			Electrical Components & Equipment - 0.1%
	3,200,357	5.55	Pelican Products, Inc., Term Loan (First Lien), 4/8/20				$3,216,359
	2,112,594	6.70	WireCo WorldGroup, Inc., Initial Term Loan (First Lien), 7/22/23				2,132,839
							$5,349,198
			Industrial Conglomerates - 0.1%
	1,227,050	4.80	AVSC Holding Corp., New Term Loan (First Lien), 4/25/24				$1,227,050
	2,220,159	4.55	Gates Global LLC, Initial B-1 Dollar Term Loan, 3/30/24				2,225,247
	3,482,500	4.23	Milacron LLC, Term B Loan, 9/25/23				3,495,559
							$6,947,856
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	1,506,225	3.93	Clark Equipment Co., Tranche B Term Loan, 5/11/24				$1,511,167
	2,615,805	5.09	Navistar, Inc., Tranche B Term Loan, 8/7/20				2,646,867
	1,606,247	3.73	Terex Corp., U.S. Term Loan (2017), 1/31/24				1,615,952
							$5,773,986
			Industrial Machinery - 0.3%
	14,563,717	5.48	NN, Inc., Tranche B Term Loan, 10/19/22				$14,561,445
	3,201,237	5.29	Tank Holding Corp., Initial Term Loan, 7/9/19				3,215,243
							$17,776,688
			Trading Companies & Distributors - 0.2%
	4,296,709	4.92	Nexeo Solutions LLC, Term B Loan, 6/9/23				$4,340,346
	6,278,574	3.98	Univar USA, Inc., Term B-2 Loan, 7/1/22				6,291,000
	3,020,384	4.49	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19				3,030,768
							$13,662,114
			Total Capital Goods				$83,443,441
			Commercial Services & Supplies - 0.2%
			Environmental & Facilities Services - 0.1%
	2,614,813	4.05	Waste Industries USA, Inc., Term B Loan, 2/27/20				$2,629,521
	453,944	5.73	Wastequip LLC, Term Loan, 8/9/19				455,646
	3,582,702	3.96	WCA Waste Systems Inc., Term Loan (First Lien), 8/12/23				3,594,457
							$6,679,624
			Office Services & Supplies - 0.0%+
	891,017	3.75	West Corp., Refinanced Term B-12 Loan, 6/17/23				$892,465
			Security & Alarm Services - 0.1%
	3,190,326	5.23	Garda World Security Corp., Term B Loan, 5/3/24				$3,210,265
			Total Commercial Services & Supplies				$10,782,354
			Transportation - 0.1%
			Airlines - 0.1%
	1,092,274	3.66	American Airlines, Inc., Class B Term Loan, 12/15/23				$1,094,126
	5,142,289	3.62	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18				5,172,017
	960,094	3.42	United AirLines, Inc., Class B Term Loan, 4/1/24				964,774
							$7,230,917
			Marine - 0.0%+
	1,629,375	6.25	Navios Maritime Partners LP (Navios Partners Finance (US) Inc.), Initial Term Loan, 9/6/20				$1,625,302
			Total Transportation				$8,856,219
			Automobiles & Components - 0.2%
			Auto Parts & Equipment - 0.2%
	2,192,850	3.47	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3/9/24				$2,184,353
	1,300,928	4.93	Federal-Mogul Corporation, Tranche C Term, 4/15/21				1,306,213
	5,870,721	3.98	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22				5,878,060
	880,843	3.88	Tower Automotive Holdings USA LLC, Initial Term Loan, 3/6/24				882,495
							$10,251,121
			Tires & Rubber - 0.0%+
	3,308,333	3.12	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19				$3,337,969
			Total Automobiles & Components				$13,589,090
			Consumer Durables & Apparel - 0.2%
			Housewares & Specialties - 0.1%
	2,949,629	3.98	Prestige Brands, Inc., Term B-4 Loan, 1/20/24				$2,967,273
	3,374,330	4.23	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 2/5/23				3,385,402
							$6,352,675
			Leisure Products - 0.1%
	1,000,000	6.30	Bass Pro Group LLC, Initial Term Loan, 11/16/23				$974,018
	2,182,552	4.23	BRP US, Inc., Term B Loan, 6/30/23				2,197,947
							$3,171,965
			Total Consumer Durables & Apparel				$9,524,640
			Consumer Services - 0.7%
			Casinos & Gaming - 0.1%
	8,021,683	5.11	Scientific Games International, Inc., Initial Term B-3 Loan, 10/1/21				$8,110,491
			Hotels, Resorts & Cruise Lines - 0.1%
	3,937,681	3.98	Sabre GLBL, Inc., 2017 Incremental Term Loan, 2/16/24				$3,970,379
			Leisure Facilities - 0.1%
	7,164,066	5.48	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20				$7,270,037
	1,230,704	3.23	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22				1,243,588
							$8,513,625
			Restaurants - 0.1%
	4,632,821	3.91	Landry's, Inc., B Term Loan, 9/22/23				$4,624,617
			Education Services - 0.2%
	2,116,042	5.34	Cengage Learning, Inc., 2016 Refinancing Term Loan, 5/27/23				$2,004,950
	2,523,819	4.23	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21				2,407,092
	2,372,236	5.73	Laureate Education, Inc., Series 2024 Term Loan, 4/21/24				2,384,097
	5,285,767	4.70	Nord Anglia Education, Initial Term Loan, 3/31/21				5,302,285
							$12,098,424
			Specialized Consumer Services - 0.1%
	1,201,151	5.64	Allied Universal Holdco LLC, Initial Term Loan (First Lien), 7/28/22				$1,205,355
	2,028,001	5.29	GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21				2,019,129
	1,851,871	5.05	KUEHG Corp., Term B-2 Loan, 8/13/22				1,864,025
	1,425,653	3.97	Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1 Loan (First Lien), 5/2/22				1,430,490
	51,117	4.50	WASH Multifamily Laundry Systems LLC, Initial Canadian Term Loan (First Lien), 5/15/22				51,245
	291,882	4.48	WASH Multifamily Laundry Systems LLC, Initial US Term Loan (First Lien), 5/5/22				292,612
	1,111,917	4.53	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20				1,074,940
							$7,937,796
			Total Consumer Services				$45,255,332
			Media - 0.5%
			Broadcasting - 0.2%
	200,000	0.00	CBS Radio, Inc., Term B-1 Loan, 3/2/24				$201,083
	831,354	4.70	Entercom Radio LLC, Term B Loan, 11/1/23				836,134
	1,704,819	4.48	Hubbard Radio LLC, Term Loan, 5/12/22				1,705,885
	6,767,795	3.98	Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3/15/24				6,655,707
							$9,398,809
			Cable & Satellite - 0.2%
	2,449,165	4.00	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19				$2,431,818
	3,686,400	3.69	MCC Iowa LLC, Tranche H Term Loan, 1/29/21				3,711,722
	2,441,018	6.90	MediArena Acquisition BV, Dollar Term B Loan (First Lien), 8/6/21				2,273,962
	5,910,000	3.66	Ziggo Secured Finance Partnership,Term Loan E Facility, 4/25/25				5,860,504
							$14,278,006
			Movies & Entertainment - 0.1%
	434,189	4.65	NVA Holdings, Inc., Term B-2 Loan (First Lien), 8/14/21				$437,921
	3,699,158	3.72	WMG Acquisition Corp., Tranche D Term Loan, 11/1/23				3,704,940
							$4,142,861
			Total Media				$27,819,676
			Retailing - 0.2%
			Home Improvement Retail - 0.0%+
	3,993,298	4.50	Apex Tool Group LLC, Term Loan, 2/1/20				$3,893,466
			Specialty Stores - 0.1%
	5,396,693	4.22	PetSmart, Inc., Tranche B-2 Loan, 3/10/22				$5,025,250
			Automotive Retail - 0.1%
	4,677,784	4.84	CWGS Group LLC, Term Loan, 11/3/23				$4,708,774
	700,373	3.98	The Hertz Corp., Tranche B-1 Term Loan, 6/30/23				699,442
							$5,408,216
			Total Retailing				$14,326,932
			Food & Staples Retailing - 0.1%
			Food Distributors - 0.1%
	4,139,557	5.15	CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20				$3,932,580
	480,473	4.44	Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20				390,384
							$4,322,964
			Food Retail - 0.0%+
	1,173,454	3.97	Albertson's LLC, 2017-1 Term B-4 Loan, 8/25/21				$1,160,345
	496,259	4.29	Albertson's LLC, 2017-1 Term B-5 Loan, 12/21/22				490,715
	1,389,393	4.25	Albertson's LLC, 2017-1 Term B-6 Loan, 6/22/23				1,375,607
							$3,026,667
			Total Food & Staples Retailing				$7,349,631
			Food, Beverage & Tobacco - 0.1%
			Packaged Foods & Meats - 0.1%
	2,362,150	6.65	Give and Go Prepared Foods Corp., Term Loan (First Lien), 7/12/23				$2,382,819
	1,270,299	5.75	JBS USA Lux SA, (f.k.a. JBS U.S.A. LLC) Initial Term Loan, 10/30/22				1,239,932
	787,848	5.23	Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21				786,863
							$4,409,614
			Total Food, Beverage & Tobacco				$4,409,614
			Household & Personal Products - 0.1%
			Personal Products - 0.1%
	7,768,432	4.73	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23				$7,261,868
			Total Household & Personal Products				$7,261,868
			Health Care Equipment & Services - 0.8%
			Health Care Supplies - 0.1%
	6,545,000	4.55	Kinetic Concepts, Inc., Dollar Term Loan, 2/1/24				$6,521,818
	1,616,274	4.15	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5/15/22				1,613,244
							$8,135,062
			Health Care Services - 0.2%
	5,010,125	4.44	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19				$5,020,561
	1,092,483	6.80	Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21				1,098,629
	2,785,070	4.30	Envision Healthcare Corp., Initial Term Loan, 11/17/23				2,800,388
	2,954,887	6.23	HC Group Holdings III, Inc., Initial Term Loan (First Lien), 3/25/22				2,947,500
	1,268,793	4.30	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21				1,273,815
							$13,140,893
			Health Care Facilities - 0.4%
	3,156,324	4.15	CHS, Incremental 2021 Term H Loan, 1/27/21				$3,155,197
	5,427,364	5.30	Iasis Healthcare LLC, Term B-3 Loan, 4/28/21				5,466,712
	8,669,502	4.69	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21				8,721,883
	1,961,073	4.65	Select Medical Corp., Tranche B Term Loan, 2/13/24				1,979,448
	3,255,456	4.73	Vizient, Inc., Term B-3 Loan, 2/13/23				3,290,045
							$22,613,285
			Managed Health Care - 0.1%
	1,478,466	10.25	MMM Holdings, Inc., Term Loan, 10/9/17 (e)				$1,448,897
	1,074,838	10.25	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)				1,053,341
							$2,502,238
			Health Care Technology - 0.0%+
	1,967,441	3.98	Change Healthcare Holdings LLC, Closing Date Term Loan, 2/3/24				$1,970,207
			Pharmaceuticals - 0.0%+
	1,736,875	4.98	Genoa a QoL Healthcare Co LLC, Initial Term Loan (First Lien), 10/28/23				$1,746,645
			Total Health Care Equipment & Services				$50,108,330
			Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
			Pharmaceuticals - 0.2%
	1,053,691	5.50	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21				$792,244
	2,425,000	5.50	Endo Luxembourg Finance Co., Inc., SARL, Initial Term Loan, 4/12/24				2,448,302
	2,392,350	4.50	Patheon Holdings I BV, Tranche B Dollar Term Loan, 4/4/24				2,400,824
	6,276,854	3.30	RPI Finance Trust, Initial Term Loan B-6, 3/17/23				6,307,749
							$11,949,119
			Life Sciences Tools & Services - 0.0%+
	3,487,875	5.91	Albany Molecular Research, Inc., Term Loan, 7/14/21				$3,508,949
			Total Pharmaceuticals, Biotechnology & Life Sciences				$15,458,068
			Diversified Financials - 0.2%
			Other Diversified Financial Services - 0.1%
	2,819,168	4.54	Altisource Solutions Sarl, Term B Loan, 12/9/20				$2,452,676
	2,529,440	3.91	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18				2,534,975
	1,248,000	5.55	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19				1,214,460
	591,665	6.08	Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 12/5/20				588,891
							$6,791,002
			Specialized Finance - 0.1%
	2,669,283	3.73	Trans Union LLC, 2016 Incremental Term B-2 Commitment, 4/9/21				$2,690,733
			Total Diversified Financials				$9,481,735
			Insurance - 0.1%
			Insurance Brokers - 0.0%+
	2,662,054	4.80	NFP Corp., Term B Loan, 12/9/23				$2,677,693
			Multi-line Insurance - 0.0%+
	494,425	4.42	Alliant Holdings Intermediate LLC, Initial Term Loan, 7/28/22				$496,009
			Property & Casualty Insurance - 0.1%
	5,022,168	6.54	Confie Seguros Holding II Co., Term B Loan, 4/13/22				$4,973,518
			Total Insurance				$8,147,220
			Real Estate - 0.2%
			Specialized REIT - 0.2%
EURO	1,995,000	3.25	Equinix, Inc., Term B-2 Loan, 12/7/23				$2,304,857
	9,200,192	6.25	Uniti Group, Inc., Shortfall Term Loan, 10/24/22				9,209,742
							$11,514,599
			Total Real Estate				$11,514,599
			Software & Services - 0.5%
			Internet Software & Services - 0.0%+
	480,000	5.04	Blucora, Inc., Initial Term Loan, 4/21/24				$483,000
			IT Consulting & Other Services - 0.2%
	7,672,448	5.79	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21				$7,264,850
	2,954,887	6.69	Sitel Worldwide Corp., Term B-1 Loan (First Lien), 8/21/21				2,952,118
							$10,216,968
			Data Processing & Outsourced Services - 0.1%
	2,748,575	3.47	First Data Corp., 2022D New Dollar Term Loan, 7/10/22				$2,747,811
	1,577,413	3.72	First Data Corp., 2024 New Dollar Term Loan, 4/21/24				1,578,793
							$4,326,604
			Application Software - 0.2%
	3,225,625	6.42	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23				$3,138,936
	3,455,809	6.55	STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22				3,183,664
	3,814,606	0.00	Verint Systems, Inc., 1st Lien Term Loan B, 7/29/24				3,828,911
							$10,151,511
			Systems Software - 0.0%+
	2,365,373	3.67	MA FinanceCo., LLC (a.k.a. Micro Focus International Plc), Tranche B-2 Term Loan, 11/20/21				$2,366,113
	1,347,429	4.55	Sybil Software LLC, Initial Refinancing Dollar Term Loan, 9/30/23				1,361,465
							$3,727,578
			Total Software & Services				$28,905,661
			Technology Hardware & Equipment - 0.1%
			Electronic Equipment Manufacturers - 0.0%+
	1,043,693	3.72	Zebra Technologies Corp., Refinancing Term Loan, 12/27/21				$1,049,569
			Electronic Components - 0.1%
	5,156,313	6.05	Mirion Technologies Finance LLC, Initial Term Loan (First Lien), 1/26/22				$5,170,276
			Total Technology Hardware & Equipment				$6,219,845
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductor Equipment - 0.0%+
	1,864,732	3.55	Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21				$1,879,504
			Semiconductors - 0.1%
	605,267	3.33	Microsemi Corp., Closing Date Term B Loan, 12/17/22				$607,600
	2,336,279	3.48	ON Semiconductor Corp., 2017 New Replacement Term Loan, 3/31/23				2,342,851
							$2,950,451
			Total Semiconductors & Semiconductor Equipment				$4,829,955
			Telecommunication Services - 0.3%
			Integrated Telecommunication Services - 0.0%+
	325,000	0.00	Securus Technologies Holdings, Inc. (f.k.a. Securus Technologies, Inc.), Initial Term Loan (First Lien), 6/20/24				$324,543
	287,340	4.75	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20				287,627
							$612,170
			Wireless Telecommunication Services - 0.3%
	17,041,760	3.91	Virgin Media Bristol LLC, I Facility, 1/31/25				$17,071,941
			Total Telecommunication Services				$17,684,111
			Utilities - 0.3%
			Electric Utilities - 0.2%
	4,757,502	6.30	APLP Holdings LP, Term Loan, 4/12/23				$4,775,343
	2,025,283	5.11	TPF II Power, LLC, Term Loan, 10/2/21				2,019,207
	450,357	3.98	Vistra Operations Co LLC, Initial Term C Loan, 8/4/23				446,585
	1,964,770	3.98	Vistra Operations Co LLC, Initial Term Loan, 8/4/23				1,948,315
							$9,189,450
			Independent Power Producers & Energy Traders - 0.1%
	7,729,812	4.05	Calpine Corp., Term Loan, 5/28/22				$7,729,812
			Total Utilities				$16,919,262
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $455,051,306)				$457,556,522
	Shares
			RIGHT / WARRANT - 0.0%+
			Energy - 0.0%+
			Coal & Consumable Fuels - 0.0%+
	332		Contura Energy, Inc., 7/26/23				$6,640
			TOTAL RIGHT / WARRANT
			(Cost $967)				$6,640

	Principal Amount ($) (l)
			TEMPORARY CASH INVESTMENT - 0.2%
			Commercial Paper - 0.2%
	12,340,000		Energy Transfer Partners, Commercial Paper, 7/6/17 (d)				$12,336,505
			TOTAL TEMPORARY CASH INVESTMENT
			(Cost $12,336,744)				$12,336,505

	Number of Contracts		Description	Counterparty	Strike Price	Expiration Date
			CALL OPTIONS PURCHASED - 0.0%+
MXN	209,523 (i)		Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp	$- (k)	10/23/22	$-
MXN	209,523 (j)		Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp	- (k)	10/23/22	-
							$-
			TOTAL CALL OPTIONS PURCHASED
			(Premiums paid $0)				$-

			TOTAL INVESTMENT IN SECURITIES - 98.4%
			(Cost $5,882,303,286) (a)				$5,972,960,106

			OTHER ASSETS & LIABILITIES - 1.6%				$96,860,107

			TOTAL NET ASSETS - 100.0%				$6,069,820,213

	+		Amount rounds to less than 0.1%.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe or event-linked bond. At June 30, 2017, the value of these securities amounted to $77,991,348 or 1.3% of total net assets.

	REMICS		Real Estate Mortgage Investment Conduits.

	(Perpetual)		Security with no stated maturity date.

	(PIK)		Represents a pay in kind security.

	REIT		Real Estate Investment Trust.

	(TBA)		To Be Announced security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2017, the value of these securities amounted to $1,815,749,985 or 29.9% of total net assets.

	*		Non-income producing security.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At June 30, 2017, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $x was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost				$193,703,134

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value				(103,046,314)

			Net unrealized appreciation				$90,656,820

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

	(c)		Security is valued using fair value methods (other than prices supplied by independent pricing services). See Notes To Financial Statements — Note 1A.

	(d)		Security issued with a zero coupon. Income is earned through accretion of discount.

	(e)		Security is in default.

	(f)		Consists of Revenue Bonds unless otherwise indicated.

	(g)		Structured reinsurance investment. At June 30, 2017, the value of these securities amounted to $110,635,174 or 1.8% of total net assets.

	(h)		Rate to be determined.

	(i)		Option does not become effective until underlying company’s outstanding common shares
			reach a market capitalization of MXN 12.5 Billion.

	(j)		Option does not become effective until underlying company’s outstanding common shares
			reach a market capitalization of MXN 15.5 Billion.

	(k)		Strike price is 1 Mexican Peso (MXN).

	(l)		Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		AUD	Australian Dollar
		EGP	Egyptian Pound
		EUR	Euro
		GHS	Ghanaian Cedi
		INR	Indian Rupee
		IDR	Indonesian Rupiah
		JPY	Japanese Yen
		MXN	Mexican Peso
		NZD	New Zealand Dollar
		NOK	Norwegian Krone
		RUB	Russian Ruble
		UYU	Uruguayan Peso

	CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums (Received)	Unrealized Depreciation
	16,060,000	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B+	6/20/21	$ (8,070,659)	$ (51,426)

	CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums (Received)	Unrealized Appreciation
	10,480,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drill Inc.	1.00%	BBB	12/20/19	$ (382,004)	$ 163,271
	2,795,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drill Inc.	1.00%	BBB	12/20/19	(104,710)	46,374
	5,257,000	JPMorgan Chase Bank NA	Simon Property Group, Inc.		BBB	12/20/19	(17,357)	56,389
	3,768,000	JPMorgan Chase Bank NA	Simon Property Group, Inc.		BBB	12/20/19	(10,668)	38,645
							$ (514,739)	$ 304,679

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
	(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2017, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$-	$39,109,386	$-	$39,109,386
	Preferred Stocks
	Transportation
	Air Freight & Logistics	-	647,766	-	647,766
	Real Estate
	Diversified REIT	-	4,021,875	-	4,021,875
	All Other Preferred Stocks	3,321,846	-	-	3,321,846
	Convertible Preferred Stocks	71,328,568	-	-	71,328,568
	Common Stocks
	Energy
	Oil & Gas Exploration & Production	526,831	1,243,512	-	1,770,343
	Capital Goods
	Industrial Machinery	-	-	1,858	1,858
	Transportation
	Air Freight & Logistics	-	267,175	-	267,175
	Retailing
	Computer & Electronics Retail			108,202	108,202
	All Other Common Stocks	718,385	-	-	718,385
	Asset Backed Securities	-	297,012,766	-	297,012,766
	Collateralized Mortgage Obligations	-	788,795,736	-	788,795,736
	Corporate Bonds
	Diversified Financials
	Other Diversified Financial Services	-	29,447,459	13,250,103	42,697,562
	Insurance
	Reinsurance		64,187,758	124,438,764	188,626,522
	All Other Corporate Bonds	-	2,074,569,319	-	2,074,569,319
	U.S. Government And Agency Obligations	-	1,664,603,631	-	1,664,603,631
	Foreign Government Bonds	-	239,476,563	-	239,476,563
	Municipal Bonds	-	85,982,936	-	85,982,936
	Senior Floating Rate Loan Interests	-	457,556,522	-	457,556,522
	Right/Warrant	-	6,640	-	6,640
	Commercial Paper	-	12,336,505	-	12,336,505
	Call Options Purchased*	-	-	-	-
	Total	$75,895,630	$5,759,265,549	$137,798,927	$5,972,960,106

	* Securities valued at $0.

	Other Financial Instruments
	Unrealized depreciation on centrally cleared swap contract	$-	$(51,426)	-	$(51,426)
	Unrealized appreciation on swap contracts	-	304,679	-	304,679
	Unrealized appreciation on futures contracts	7,232,354	-	-	7,232,354
	Unrealized depreciation on futures contracts	(195,772)	-	-	(195,772)
	Unrealized appreciation on forward foreign currency contracts	-	328,298	-	328,298
	Unrealized depreciation on forward foreign currency contracts	-	(6,721,328)	-	(6,721,328)
	Total Other Financial Instruments	$7,036,582	$(6,139,777)	-	$896,805

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
		Common Stocks	Corporate Bonds	Senior Floating Rate Notes	Total
	Balance as of 9/30/16	$601,165	$181,161,243	$484,461	$182,246,869
	Realized gain (loss)	152,947	15,836	-	168,783
	Change in unrealized appreciation (depreciation)1	(439,435)	(9,684,079)	-	(10,123,514)
	Purchases	-	97,091,422	-	97,091,422
	Sales	(204,617)	(130,895,555)	-	(131,100,172)
	Transfers in to Level 3**	-	-	-	-
	Transfers out of Level 3**	-	-	(484,461.00)	(484,461)
	Transfers in and out of Level 3 activity	-	-	-	-
	Balance as of 6/30/17	$110,060	$137,688,867	$-	$137,798,927

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

**	Transfers are calculated on the beginning of period values. During the period ended June 30, 2017, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 6/30/17				$(6,846,285)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date August 29, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date August 29, 2017

* Print the name and title of each signing officer under his or her signature.